As filed with the Securities and Exchange Commission on December 20, 2019
Registration No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	Post-Effective Amendment No.
FS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
201 Rouse Boulevard
Philadelphia, PA 19112
(Address of Registrant’s Principal Executive Offices)
(215) 495-1150
(Registrant’s Telephone Number, Including Area Code)
Michael C. Forman
FS Series Trust
201 Rouse Boulevard
Philadelphia, PA 19112
(Name and Address of Agent for Service)
Copies of all communications to:
Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103
(215) 988-2700
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.
It is proposed that this Registration Statement become effective on January 27, 2020, pursuant to Rule 488 under the Securities Act of 1933, as amended.
Title of Securities Being Registered: Shares of common stock, no par value.
No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.
Combined Prospectus/Information Statement, Subject to Completion, Dated December 20, 2019

FS SERIES TRUST
FS Energy Total Return Fund
201 Rouse Boulevard
Philadelphia, PA 19112
215-495-1150
[      ], 2020
Dear Shareholder:
On behalf of the Board of Trustees of the FS Energy Total Return Fund (the “Interval Fund”), we are pleased to invite you to a special meeting of shareholders of the Interval Fund to be held at [      ] (Eastern time) on March 19, 2020 at the offices of the Interval Fund, 201 Rouse Boulevard, Philadelphia, PA 19112 (the “Special Meeting”). At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”), by and among the Interval Fund, FS Series Trust (the “Trust”) on behalf of its series, FS Energy Total Return Fund (the “New Fund”), and FS Energy Advisor, LLC (the “Adviser”), which contemplates the reorganization of the Interval Fund into corresponding share classes (as listed below) of the New Fund (the “Reorganization”). The New Fund is designed to be substantially similar from an investment perspective to the Interval Fund but will be organized as an open-end mutual fund instead of a closed-end interval fund.
FS Energy Total Return Fund	FS Energy Total Return Fund (a series of FS Series Trust)
Class A Shares Class I Shares Class T Shares	Class A Shares Class I Shares Class A Shares
The Board of Trustees of the Interval Fund (the “Interval Fund Board”) unanimously recommends that you vote to approve the proposed reorganization.
In considering these matters, you should note:
•
Substantially Similar Investment Objectives and Policies

The New Fund is a newly-organized series that has been created for purposes of the Reorganization and has substantially similar investment objectives and policies as those of the Interval Fund. The Adviser will continue to serve as the investment adviser to the New Fund, and the Interval Fund’s investment sub-adviser, Magnetar Asset Management LLC (“Magnetar”), will continue to serve as investment sub-adviser to the New Fund. The investments made by the Interval Fund are currently recommended by Magnetar and require pre-approval by the Adviser’s investment committee. Following the Reorganization, Magnetar will directly manage the New Fund’s assets on a discretionary basis, subject to oversight by the Adviser and the Board of Trustees of the Trust (the “New Fund Board”). This change in the investment decision-making process is not expected to have an impact on the portfolio composition of the New Fund.
•
Same Aggregate Value of Shares

The New Fund shares you receive in the Reorganization will have the same total dollar value as the total dollar value of the Interval Fund shares that you held immediately prior to the Reorganization. The exchange of Interval Fund shares for New Fund shares is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will take a similar position).
•
Similar Fund Operating Expenses

The Adviser is currently paying or waiving, on a quarterly basis, the Interval Fund’s “ordinary operating expenses” (as defined below) to the extent that such expenses exceed 0.25% per annum of the Interval Fund’s average daily net assets attributable to the applicable class of shares (the “Interval Fund Expense Limitation”). The Interval Fund Expense Limitation may be adjusted for certain classes of shares to account for class-specific expenses. For purposes of the Interval Fund Expense Limitation, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Interval Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Interval Fund’s trustees, legal expenses relating to the Interval Fund’s registration statements (and any amendments or supplements thereto) and other filings with the Securities and Exchange Commission (“SEC”), administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
The Adviser has also entered into an expense limitation agreement with the New Fund (the “New Fund Expense Limitation”) under which it has agreed to waive or reduce its fees and to assume other expenses of the New Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25% of the average daily net assets of the New Fund until at least the date that is one year from the effective date of the New Fund’s registration statement.
•
Similar Shareholder Services

As a shareholder of the New Fund, you will have access to a wide range of shareholder services, including toll-free shareholder service support similar to the services currently available to you as a shareholder of the Interval Fund.
•
Reasons for the Reorganization

The Interval Fund Board believes that the Reorganization is in the best interests of shareholders of the Interval Fund.
In determining to approve the Reorganization, the Interval Fund Board considered, among others, the following factors: (a) the Interval Fund’s current investment strategy could be achieved in an open-end fund structure; (b) the investors in the Interval Fund will benefit from increased liquidity of their shares through the conversion of the Interval Fund from a closed-end interval fund with quarterly repurchase offers into an open-end mutual fund with daily redemptions; (c) the investors in the Interval Fund may benefit from potential long-term economies of scale and increased distribution capabilities that may result from the consummation of the Reorganization (especially if the New Fund, as an open-end mutual fund, is accepted on additional distribution platforms); (d) the New Fund will be subject to the higher liquidity requirements that are imposed on open-end mutual funds pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended; (e) the exchange of Interval Fund shares for shares of the New Fund in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder; (f) the portfolio managers of the Interval Fund will continue to serve as portfolio managers of the New Fund, with the addition of certain portfolio managers that are personnel of Magnetar; and (g) services available to shareholders will be substantially similar to those available to shareholders of the Interval Fund, and all fees and expenses payable by shareholders of the New Fund, including management fees, will be equal to or lower than those paid by shareholders of the Interval Fund.
To see how the Reorganization will affect the Interval Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the New Fund.
* * * * *

The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus, a Proxy Ballot and the New Fund prospectus are enclosed. Please be sure to vote and return the Proxy Ballot.
Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:
1.
Internet — Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

2.
Telephone — Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

3.
By mail — If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the Proxy Ballot, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

Please return your Proxy Ballot or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.
Your vote is important to us regardless of the number of shares that you own. Please vote by returning your Proxy Ballot today in the enclosed postage-paid envelope. You also may vote your proxy by a toll-free phone call or by voting online, as indicated in the enclosed materials.
The proposed Reorganization and the reasons for the Interval Fund Board’s unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact the Interval Fund toll free at (877)-628-8575.
We look forward to your attendance at the Special Meeting or receiving your Proxy Ballot or your online or telephone instructions so that your shares may be voted at the Special Meeting.
Sincerely,
Michael C. Forman
Chairman

FS ENERGY TOTAL RETURN FUND
FS SERIES TRUST
[    ]
Questions & Answers
For Shareholders of FS Energy Total Return Fund:
The following questions and answers provide an overview of the proposal to reorganize FS Energy Total Return Fund (the “Interval Fund”) into a corresponding series of FS Series Trust (the “Trust”). We also encourage you to read the full text of the combined proxy statement/prospectus (the “Proxy/Prospectus”) that follows.
Q:
What are shareholders being asked to vote upon?

A:    Shareholders are being asked in the attached Proxy/Prospectus to consider and approve a proposal to reorganize the Interval Fund into a corresponding series offered by the Trust (the “New Fund”) (the “Reorganization”). Shareholders of the Interval Fund will vote on the proposal together as a single class.
Q.
Why has the reorganization of the Interval Fund into the New Fund been recommended?

A:    The Board of Trustees of the Interval Fund (the “Interval Fund Board” or the “Trustees”) has determined that the Reorganization of the Interval Fund into the New Fund is in the best interest of the shareholders of the Interval Fund. At an Interval Fund Board meeting held on December 11, 2019, FS Energy Advisor, LLC (the “Adviser”) notified the Interval Fund Board that, after exploring alternatives for the Interval Fund, it was formally recommending that the Trustees approve the Reorganization of the Interval Fund into the New Fund.
After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to the Interval Fund and the New Fund, the Trustees determined that the Reorganization of the Interval Fund into the New Fund is in the best interest of the shareholders of the Interval Fund.
All of the expenses of the proposed Reorganization of the Interval Fund into the New Fund will be split equally between the Adviser and the Interval Fund, except for the fees paid to governmental authorities for registering or qualifying the shares of the New Fund to be issued in connection with the Reorganization, which fees will be paid by the New Fund.
Q:
Why has the Interval Fund Board approved the Reorganization?

A:   The Interval Fund Board believes that the Reorganization is in the best interest of shareholders of the Interval Fund. In determining to approve the Reorganization, the Interval Fund Board considered, among others, the following factors:
•
The Interval Fund’s current investment strategy can be achieved in an open-end fund structure;

•
The investors in the Interval Fund will benefit from increased liquidity of their shares through the conversion of the Interval Fund from a closed-end interval fund with quarterly repurchase offers into an open-end mutual fund with daily redemptions;

•
The investors in the Interval Fund may benefit from potential long-term economies of scale and increased distribution capabilities that may result from the consummation of the Reorganization (especially if the New Fund, as an open-end mutual fund, is accepted on additional distribution platforms);

•
The New Fund will be subject to the higher liquidity requirements that are imposed on open-end mutual funds pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended;

•
The exchange of Interval Fund shares for shares of the New Fund in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder;

•
The portfolio managers of the Interval Fund will continue to serve as portfolio managers of the New Fund, with the addition of certain portfolio managers that are personnel of Magnetar; and

•
Services available to shareholders will be substantially similar to those available to shareholders of the Interval Fund, and all fees and expenses payable by shareholders of the New Fund, including management fees, will be equal to or lower than those paid by shareholders of the Interval Fund.

Q:
What is the anticipated timing of the reorganization?

A:    The Special Meeting of shareholders to consider the proposal is scheduled to occur on March 19, 2020. If all necessary approvals are obtained, the proposed reorganization will likely take place on [      ], 2020.
Q:
Who will receive the Proxy/Prospectus material?

A:    The Proxy/Prospectus will be mailed to all persons and entities that held shares of record in the Interval Fund on January 22, 2020. Please note that in some cases record ownership of and/or voting authority over Interval Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.
Q:
How is the Interval Fund proposed to be reorganized?

A:    The Agreement and Plan of Reorganization (“Reorganization Agreement”) for the Interval Fund, approved by the Interval Fund Board, contemplates the reorganization of the Interval Fund into the New Fund, which has substantially similar investment objectives and policies as the Interval Fund, except that the New Fund will be organized as an open-end mutual fund instead of a closed-end interval fund. The New Fund is a newly organized series of the Trust that has been created for purposes of the Reorganization and will not commence operations until the date of the Reorganization.
Q:
How do the shareholder purchase and redemption procedures of the Funds compare?

A:    The shareholder purchase procedures are substantially similar for both Funds. The redemption procedures are different due to the fact that the New Fund will be an open-end mutual fund subject to daily redemptions whereas the Interval Fund was a closed-end interval fund with quarterly repurchases of shares.
Q:
Which class of shares of the New Fund will I receive in the reorganization?

A:    Holders of Class A and Class T Shares of the Interval Fund will receive Class A Shares of the New Fund, and holders of Class I Shares of the Interval Fund will receive Class I Shares of the New Fund.
Q:
What are the federal tax implications to shareholders in connection with the proposed reorganization?

A:    Shareholders of the Interval Fund are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares for the shares of the New Fund in the Reorganization. The cost basis and holding period of the Interval Fund’s shares are expected to carry over to your new shares in the New Fund.
You should consult your own tax advisor regarding other federal, state or local tax consequences of the reorganization.

FS ENERGY TOTAL RETURN FUND
201 Rouse Boulevard
Philadelphia, PA 19112
(215) 495-1150
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held On March 19, 2020
To Shareholders of FS Energy Total Return Fund (the “Interval Fund”):
NOTICE IS GIVEN THAT a special meeting of the shareholders (the “Special Meeting”) of the Interval Fund, will be held at [      ] (Eastern time) on March 19, 2020 at the offices of the Interval Fund, 201 Rouse Boulevard, Philadelphia, PA 19112, for the purpose of considering and voting upon:
ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and among the Interval Fund, FS Series Trust (the “Trust”) and FS Energy Advisor, LLC (the “Adviser”) which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Interval Fund to a corresponding series of the Trust (the “New Fund”) in exchange for shares of the designated classes of the New Fund; (2) the distribution of the shares of designated classes of the New Fund to the shareholders of the Interval Fund; and (3) the subsequent liquidation and termination of the Interval Fund.
Item 1 is described in the attached Combined Proxy Statement/Prospectus. The Board of Trustees of the Interval Fund (the “Interval Fund Board” or the “Trustees”) unanimously recommends that you vote in favor of the proposal.
Shareholders of record as of the close of business on January 22, 2020 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.
You are requested to mark, date, sign and return promptly in the enclosed envelope the accompanying proxy ballot(s) that is/are being solicited by the Interval Fund Board. This is important to ensure a quorum at the Special Meeting. You also may return proxies by: 1) touch-tone telephone voting or 2) voting online. Proxies may be revoked at any time before they are exercised by submitting to the Interval Fund a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.
IMPORTANT NOTICE REGARDING THE AVAILABILITY
OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO
BE HELD ON MARCH 19, 2020
The proxy statement and prospectus are available at [           ].
By Order of the Interval Fund Board of Trustees,
Michael C. Forman
Chairman
We need your proxy vote immediately. You may think that your vote is not important, but it is. By law, the Special Meeting will have to be adjourned without conducting any business if a majority of the shares of the Interval Fund entitled to vote in person or by proxy at the meeting are not represented at the meeting. In that event, the Interval Fund would continue to solicit votes for a certain period of time in an attempt to achieve a quorum. Your vote could be critical in allowing the Interval Fund to hold the Special Meeting as scheduled, so please return your proxy ballot(s) immediately or vote on-line or by telephone.

COMBINED PROXY STATEMENT/PROSPECTUS
[      ]
FS ENERGY TOTAL RETURN FUND
201 Rouse Boulevard
Philadelphia, PA 19112
FS ENERGY TOTAL RETURN FUND
A Series of
FS Series Trust
201 Rouse Boulevard
Philadelphia, PA 19112
215-495-1150
This combined proxy statement/prospectus (“Proxy/Prospectus”) is being sent to shareholders of FS Energy Total Return Fund (the “Interval Fund”), a Delaware statutory trust. The Board of Trustees of the Interval Fund (the “Interval Fund Board” or the “Trustees”) have called a Special Meeting of Shareholders of the Interval Fund (the “Special Meeting”) to be held at the offices of the Interval Fund at 201 Rouse Boulevard, Philadelphia, PA 19112 at [      ] Eastern time on March 19, 2020.
At the Special Meeting, shareholders of the Interval Fund will be asked:
•
To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) among the Interval Fund, FS Series Trust (the “Trust”), on behalf of its series, FS Energy Total Return Fund, and FS Energy Advisor, LLC (the “Adviser”), which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Interval Fund to a corresponding series of the Trust (the “New Fund”) in exchange for shares of the designated classes of the New Fund; (2) the distribution of the shares of designated classes of the New Fund to the shareholders of the Interval Fund; and (3) the subsequent liquidation and termination of the Interval Fund.

Reorganization Agreement.   The Reorganization Agreement, which is attached as Appendix A, provides for the transfer of all of the assets and liabilities of the Interval Fund to the New Fund in exchange for Class A Shares or Class I Shares of the New Fund, as applicable (as listed below).
FS Energy Total Return Fund	FS Energy Total Return Fund (a series of FS Series Trust)
Class A Shares Class I Shares Class T Shares	Class A Shares Class I Shares Class A Shares
The Interval Fund is a closed-end interval fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the New Fund is an open-end investment company registered under the 1940 Act. As a result of the reorganization, shareholders of the Interval Fund will become shareholders of the New Fund (the Interval Fund and the New Fund are sometimes referred to together as the “Funds”). The transactions contemplated by the Reorganization Agreement are referred to collectively as the “Reorganization.”
The New Fund is a newly organized series of the Trust that has been created for purposes of the Reorganization and will not commence operations until the date of the Reorganization. The New Fund is designed to be substantially similar from an investment perspective to the Interval Fund but will be organized as an open-end mutual fund instead of a closed-end interval fund.
This Proxy/Prospectus sets forth concisely the information that an Interval Fund shareholder should know before voting on the Reorganization and investing in the New Fund, and should be retained for future reference. It is both the Interval Fund’s proxy statement for the Special Meeting and a prospectus for the New Fund.
Additional information about the Interval Fund is set forth in the Statement of Additional Information dated [ ] relating to this Proxy/Prospectus and in the Interval Fund’s prospectus dated February 28, 2019, which you have previously been given or sent, and are incorporated herein by reference.

Each of these documents is on file with the U.S. Securities and Exchange Commission (the “SEC”), and is available without charge by calling (877)-628-8575 or by writing the Interval Fund at the following address: 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112.
The information contained in the current prospectus for the Class A and Class I Shares of the New Fund dated [      ] is also incorporated by reference into this Proxy/Prospectus. The prospectus of the New Fund is on file with the SEC, and is available without charge by calling 1-877-628-8575 or by writing the New Fund at the following address: 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112. In addition, a current prospectus for the New Fund accompanies this Proxy/Prospectus.
The Annual Report for the Interval Fund for the year ended October 31, 2019 can be obtained without charge by calling the Interval Fund at the telephone number stated above or by writing the Interval Fund at the address stated above. This document, together with other information about the Interval Fund and the New Fund, is also available on the SEC’s website at www.sec.gov.
This Proxy/Prospectus is expected to be first sent to shareholders on or about February 7, 2020.
An investment in the Interval Fund or the New Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in either Fund involves investment risk, including the possible loss of principal.
The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/Prospectus. Any representation to the contrary is a criminal offense.

PROXY STATEMENT/PROSPECTUS

SUMMARY
The following is a summary of certain information contained in this Proxy/Prospectus and the Reorganization Agreement. The Reorganization Agreement governs the terms of the Reorganization and is attached as Appendix A.
Board’s Consideration of the Reorganization
At a meeting held on December 11, 2019, the Board of Trustees of the Interval Fund (the “Interval Fund Board” or the “Trustees”) considered the Reorganization Agreement and the Reorganization of the Interval Fund into the New Fund. Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Interval Fund Board, including all of the non-interested Trustees (as defined in the 1940 Act), who were represented by independent legal counsel, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of the Interval Fund and that the interests of the existing shareholders of the Interval Fund will not be diluted as a result of the Reorganization. For additional information, see “Information About the Reorganization — Trustees’ Considerations.”
The Interval Fund Board unanimously recommends that shareholders of the Interval Fund approve the Reorganization Agreement.
At a meeting held on November 20, 2019, the Board of Trustees of the Trust similarly found that participation in the Reorganization is in the best interests of the New Fund and noted that the New Fund will not have shareholders until the date of the Reorganization.
The Reorganization
The Reorganization Agreement provides for a Reorganization involving the Interval Fund and the New Fund. The New Fund is a newly organized series of the Trust that has been created for purposes of the Reorganization and will not commence operations until the date of the Reorganization. The New Fund is designed to be substantially similar from an investment perspective to the Interval Fund but will be organized as an open-end mutual fund instead of a closed-end interval fund.
As set forth in the Reorganization Agreement, the Reorganization between the Interval Fund and the New Fund would involve:
•
The transfer of all of the assets and liabilities of the Interval Fund to the New Fund in exchange for shares of the New Fund having aggregate values equal to the net asset values of the corresponding shares of the Interval Fund as of the close of business on the business day immediately preceding the closing date;

•
The distribution of the New Fund shares to each holder of the corresponding shares of the Interval Fund as of the closing date; and

•
The liquidation and termination of the Interval Fund.

As a result of the Reorganization, each Interval Fund shareholder will become a shareholder of the New Fund and will hold, immediately after the Reorganization, New Fund shares having a total dollar value equal to the total dollar value of the shares such shareholder held in the Interval Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will take a similar position) and shareholders of the Interval Fund will not pay any sales charge as a result of the exchange of the shares in the Reorganization.
If approved, the Reorganization will occur as of the opening of business on or about [      ], or another date selected by the Interval Fund and the Trust. Approval of the Reorganization requires the approval of the holders of the lesser of  (1) more than 50% of the outstanding shares of the Interval Fund or (2) 67% or more of the shares of the Interval Fund present at the Special Meeting if more than 50% of the outstanding shares of the Interval Fund are represented at the Special Meeting in person or by proxy. See “Information about the Reorganization” and “Voting Information” below.

At the December 11, 2019 Interval Fund Board meeting, FS Energy Advisor, LLC (the “Adviser”) notified the Interval Fund Board that, after exploring alternatives for the Interval Fund, it was recommending that the Trustees approve the reorganization of the Interval Fund into the New Fund. Based on estimated expenses, the Adviser expects shareholders to benefit from the lower expenses of the New Fund. Under the investment advisory agreement between the Adviser and the Trust on behalf of the New Fund, the New Fund will pay a lower fee (1.00% of average daily net assets) to the Adviser than the Interval Fund currently pays to the Adviser (1.50% of average daily gross assets) under the existing investment advisory agreement between the Adviser and the Interval Fund. In addition, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the New Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25% of the average daily net assets for the New Fund until at least the date that is one year from the effective date of the New Fund’s registration statement. In addition, the Adviser considered that (i) the Interval Fund’s strategy could be achieved in an open-end fund structure; (ii) the investors in the Interval Fund will benefit from increased liquidity of their shares through the conversion of the Interval Fund from a closed-end interval fund with quarterly repurchase offers into an open-end mutual fund with daily redemptions; (iii) investors in the Interval Fund may benefit from potential long-term economies of scale and increased distribution capabilities that may result from the consummation of the Reorganization (especially if the New Fund, as an open-end mutual fund, is accepted on additional distribution platforms); (iv) the New Fund will be subject to the higher liquidity requirements that are imposed on open-end mutual funds pursuant to Rule 22e-4 under the 1940 Act; (v) the exchange of Interval Fund shares for shares of the New Fund in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder; (vi) the portfolio managers of the Interval Fund will continue to serve as portfolio managers of the New Fund, with the addition of certain portfolio managers that are personnel of Magnetar; and (vii) the services available to shareholders will be substantially similar to those available to shareholders of the Interval Fund.
The Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to the Interval Fund and the New Fund. For these reasons and additional reasons set forth below under “Information About the Reorganization — Considerations of the Trustees of the Interval Fund” the Trustees unanimously recommend the approval of the proposed Reorganization by the Interval Fund’s shareholders.
Federal Income Tax Consequences of the Reorganization
It is contemplated that the Reorganization will not result in the recognition, for federal income tax purposes, of gain or loss by the Interval Fund, the New Fund or their respective shareholders.
As a condition to the closing of the Reorganization, the Interval Fund and the Trust will receive an opinion from Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that the Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”). See “Information About the Reorganization — Federal Income Tax Consequences,” below.
Comparison of Fees and Expenses
The Interval Fund and New Fund Expenses
Expense Ratio Tables.   Expenses of investment companies are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the Interval Fund differ from the expenses of the New Fund.
The following tables: (1) compare the fees and expenses for the Interval Fund (based on actual expenses for a recent twelve month period) and the projected fees and expenses for the New Fund and (2) show the estimated fees and expenses for the New Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in the Interval Fund will bear as shareholders of the New Fund. The tables enable you to compare and contrast the recent expense levels for the Interval Fund and the New Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by financial intermediaries directly on their customer accounts in connection with investments in the Interval Fund or the New Fund. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.
For financial statement purposes, the Interval Fund will be the accounting survivor of the Reorganization. As the accounting survivor, the Interval Fund’s operating history will be used for financial reporting purposes.
Example Tables.   Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the Interval Fund as it currently exists, (2) the New Fund as it currently exists, and (3) the New Fund if it acquires the Fund (i.e., the “pro forma” figure).
The examples depict the dollar amount of expenses on a hypothetical investment in the Interval Fund and the New Fund after giving effect to the Reorganization (the “Combined Fund”) for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table and do not reflect any voluntary expense waivers or reimbursement.

FS ENERGY TOTAL RETURN FUND — CLASS A, CLASS I AND CLASS T SHARES
	The Interval Fund			The New Fund/ Combined Fund Pro Forma
	Class A	Class I	Class T	Class A	Class I
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	3.50%	5.75%	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	1.765%(1)	1.765%(1)	1.765%(1)	[1.00]%	[1.00]%
Interest Payments on Borrowed Funds	0.59%(2)	0.59%(2)	0.59%(2)	None	None
Other Expenses				0.25%	None
Shareholder Servicing Fee	0.25%(3)	None(3)	0.25%(3)	—**	None
Distribution Fee	None	None	0.25%(3)	0.25%**	None
Dividend and Interest Expense	None	None	None	[ ]%(6)	[ ]%(6)
Remaining Other Expenses	0.90%(4)	0.90%(4)	0.90%(4)	[ ]%(7)	[ ]%(7)
Total Annual Fund Operating Expenses	3.51%	3.26%	3.76%	[ ]%	[ ]%
Fee Waiver and/or Expense Reimbursements	0.65%	0.65%	0.65%	[ ]%(8)	[ ]%(8)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)	2.85%(5)	2.60%(5)	3.10%(5)	[ ]%(9)	[ ]%(9)

*
As a percentage of average net assets attributable to Shares of the Interval Fund.

**
The Distribution Fee includes a distribution and/or shareholder servicing fee.

(1)
The Interval Fund’s Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.50% of the Interval Fund’s average daily gross assets during such period. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Interval Fund’s average daily gross assets, the Interval Fund’s use of leverage, if any, will increase the Management Fee paid to the Adviser. The Adviser may agree to waive, in whole or in part, the Management Fee at any time.

(2)
Includes historical interest expenses associated with the Interval Fund’s use of leverage at an annual interest rate equal to 3.34%. These amounts represent both interest payments on debt that the Interval Fund issues and on which it is the borrower.

(3)
Class A Shares and Class T Shares of the Interval Fund are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Interval Fund attributable to the respective share class. In addition, Class T Shares pay to the Distributor a Distribution Fee that accrues at an annual rate equal to 0.25% of the average daily net assets of the Interval Fund attributable to Class T Shares and is payable on a monthly basis. Although Shares issued pursuant to the Interval Fund’s distribution reinvestment plan will not be subject to any sales load, such Shares will be subject to the shareholder servicing fee and Distribution Fee, as applicable.

(4)
Other expenses include accounting, legal and auditing fees of the Interval Fund, as well as the fees payable to Trustees who do not also serve in an executive officer capacity for the Interval Fund or the Adviser.

(5)
On February 28, 2018, the Adviser and the Interval Fund amended and restated the Expense Limitation Agreement under which the Adviser has agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Interval Fund to the extent that such expenses exceed 0.25% per annum of the Interval Fund’s average daily net assets attributable to the applicable class of Shares. The Expense Limitation may be adjusted for other classes of Shares to account for class-specific expenses. In consideration of the Adviser’s agreement to limit the Interval Fund’s expenses, the Interval Fund has agreed to repay the Adviser in the amount of any Interval Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Interval Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when the Adviser waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will continue indefinitely until terminated by the Trustees on written notice to the Adviser. The Expense Limitation Agreement may not be terminated by the Adviser. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of the Interval Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Trustees, legal expenses relating to the Interval Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.

(6)
Dividend and Interest Expense includes dividend expense on short sales of  [    ]% and interest, commitment fees and other borrowing costs of  [    ]%.

(7)
Other expenses are based on estimated amounts for the current fiscal year.

(8)
The Adviser has entered into an Expense Limitation Agreement with the New Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the New Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the New Fund until at least the date that is one year from the effective date of the New Fund’s prospectus. The New Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver after the Adviser bears the expense, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.

(9)
Total Annual Fund Operating Expenses after Expense Reductions, excluding dividend and interest expenses, are 1.50% for Class A shares and 1.25% for Class I shares.

Examples
The following examples are intended to help you compare the cost of investing in: (1) the Interval Fund as it currently exists; and (2) the New Fund if it acquires the Interval Fund (i.e., the Combined Fund Pro Forma) with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A, Class I or Class T Shares of the Interval Fund, or in Class A Shares or Class I Shares of the Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that the Interval Fund’s or Combined Fund’s operating expenses remain the same and that all dividends and other distributions are reinvested. The examples reflect contractual waivers for the stated period, but do not reflect any voluntary fee waivers and/or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
The Interval Fund
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class T	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Combined Fund Pro Forma
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class I	$	[ ]	$	[ ]	$	[ ]	$	[ ]
The examples should not be considered a representation of future expenses, which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. In addition, while the projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the New Fund’s assets, many of which are beyond the control of the Trust and the Adviser.
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Funds’ performance. During the most recent fiscal year, the Interval Fund’s portfolio turnover rate was [      ]%. Because the New Fund is newly formed and had not commenced operations prior to the date of this Proxy Statement/Prospectus, there is no annual portfolio turnover rate information available for the New Fund. Accordingly, the portfolio turnover rate of the New Fund cannot be accurately predicted. Nevertheless, the annual portfolio turnover rate of the New Fund is generally expected to be substantially similar to the Interval Fund.
Overview of the Interval Fund and the New Fund
Comparison of Investment Objectives
The investment objective of the Interval Fund is substantially similar to that of the New Fund. Each Fund’s investment objective is set forth below:
Interval Fund Investment Objective:   The Interval Fund seeks to generate an attractive total return consisting of current income and capital appreciation by investing primarily in the equity and debt securities of Natural Resource Companies.
New Fund Investment Objective:   The New Fund seeks to generate an attractive total return consisting of current income and capital appreciation by investing primarily in the equity and debt securities of Natural Resource/Infrastructure Companies.
The investment objective, policies and restrictions of the Interval Fund (including its focus on investing primarily in natural resource and infrastructure companies) are substantially the same as those of the New Fund, but the New Fund is organized as an open-end mutual fund instead of a closed-end interval fund. For additional information, see “Comparison of the Interval Fund and the New Fund — Investment Objectives and Principal Strategies — Investment Restrictions.”
Service Providers
The Adviser currently serves as the investment adviser and administrator to the Interval Fund and will serve as the investment adviser and administrator to the New Fund. Additionally, the portfolio managers of the Interval Fund will continue to serve as portfolio managers of the New Fund, with the addition of certain portfolio managers that are personnel of Magnetar Asset Management LLC (“Magnetar” or the “Sub-Adviser”). Magnetar will continue to serve as the sub-adviser to the New Fund. The investments made by the Interval Fund are currently recommended by Magnetar and require pre-approval by the Adviser’s investment committee. Following the Reorganization, Magnetar will directly manage the New Fund’s assets on a discretionary basis, subject to oversight by the Adviser and the Board of Trustees of the Trust (the “New Fund Board”). This change in the investment decision-making process is not expected to have an impact on the portfolio composition of the New Fund. The Interval Fund and the New Fund will also have the same transfer agent, distributor, custodian and legal counsel. For a detailed description of the management of the New Fund, including the investment adviser, investment sub-adviser and other service providers to the New Fund, see “Comparison of the Interval Fund and the New Fund — The Investment Adviser, Investment Sub-Adviser and Advisory Fee Information,” “Comparison of the Interval Fund and the New Fund — Other Service Providers,” and the New Fund’s prospectus(es), which accompany this Proxy/Prospectus.
Share Class Characteristics and Shareholder Transactions and Services
Sales Load, Distribution and Shareholder Servicing Arrangements for the Interval Fund
Class A Shares.   Investors purchasing Class A Shares of the Interval Fund pay a sales load based on the amount of their investment in the Interval Fund. The sales load payable by each investor depends upon the amount invested by such investor in the Interval Fund, but may range from 0.00% to 5.75%. A reallowance to participating broker-dealers is made by the Interval Fund’s distributor from the sales load paid by each investor. A portion of the sales load, up to 0.75%, may be paid to the Interval Fund’s dealer manager or re-allowed to participating broker-dealers.
Class A Shares are not currently subject to a distribution fee.
The Interval Fund has adopted a “Shareholder Services Plan” under which the Interval Fund may compensate financial industry professionals or firms for providing ongoing services in respect of clients with whom they have distributed shares of the Interval Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the Interval Fund, (iii) account reconciliations with the Interval Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Interval Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Interval Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Interval Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Interval Fund or Adviser may reasonably request. Under the Shareholder Services Plan, the Interval Fund, with respect to Class A Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A Shares.
Class I Shares.   Class I Shares of the Interval Fund are sold at the then-current net asset value and are not subject to any upfront sales charge, shareholder servicing fees or distribution fees.
Class T Shares.   Investors purchasing Class T Shares pay a sales load based on the amount of their investment in the Interval Fund. The sales load payable by each investor depends upon the amount invested by such investor in the Interval Fund, but may range from 0.00% to 3.50%.
The Interval Fund, with respect to Class T Shares, is authorized under a “Distribution Plan” to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of Class T Shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Interval Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act, which permits it to have asset based distribution fees. Under the Distribution Plan, the Interval Fund pays its distributor a Distribution Fee at an annual rate of 0.25% of the average daily net assets attributable to Class T Shares for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for shareholders of the Interval Fund.

Under the Shareholder Services Plan, the Interval Fund, with respect to Class T Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class T Shares.
Sales Load, Distribution and Shareholder Servicing Arrangements for the New Fund
Class A Shares.   An initial sales charge may apply to purchases of Class A Shares of the New Fund based on the amount invested, which may range from 0.00% to 5.75%. The sales charge is allocated between the New Fund’s distributor and the financial intermediary. A portion of the sales charge, up to 0.75%, may be paid to FS Investment Solutions, LLC, a registered broker-dealer and an affiliate of the Adviser, or re-allowed to participating broker-dealers. Initial sales charges may be reduced for purchases of  $50,000 or more or waived for purchases of  $1,000,000 or more.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, for Class A Shares, the New Fund pays its distributor a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of 0.25% of the average daily net assets of Class A Shares. Under the terms of the Plan, the Trust is authorized to make payments to the distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the New Fund.
Class I Shares.   Class I Shares of the New Fund are not subject to any upfront sales charge, shareholder servicing fees or distribution fees.
Voting Information
The Interval Fund Board is furnishing this Proxy/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on January 22, 2020, will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Interval Fund a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.
PRINCIPAL RISK FACTORS
Comparison of Risks of Investing in the Funds
An investment in the Interval Fund or the New Fund is subject to specific risks arising from the types of securities in which the Interval Fund or the New Fund invests and general risks arising from investing in any registered investment company. There is no assurance that the Interval Fund or the New Fund will meet its investment objective, and investors could lose money by investing in the Interval Fund or the New Fund. As with all mutual funds, an investment in the New Fund is not insured or guaranteed by the U.S. Government, FDIC, Federal Reserve Board or any other government agency.
Although the Funds describe and organize them differently, the risks associated with investments in the Interval Fund and the New Fund are substantially similar because the Funds have substantially similar investment objectives and principal investment strategies. However, some risks may differ between the two Funds as a result of the conversion of the Interval Fund from a closed-end interval fund to an open-end mutual fund. A summary description of the New Fund’s principal risks can be found in Appendix B of this Prospectus/Proxy Statement.
PERFORMANCE OF THE FUNDS
Performance of the Interval Fund
Annual performance returns provide some indication of the risks of investing in the Interval Fund by showing changes in performance from year to year. The bar chart shows you how the performance of the Interval Fund has varied from year to year. Comparison of performance to an appropriate index indicates how the Interval Fund’s average annual total returns compare with those of a broad measure of market performance. The Interval Fund’s past performance is not necessarily an indication of how the Interval Fund will perform in the future. Past performance is no guarantee of future results. The Interval Fund’s performance information will be available by calling (877)-628-8575 or by visiting the Interval Fund’s website at www.fsinvestments.com.
[Performance Information to be added by Amendment.]
The New Fund has been formed for the purpose of effecting the transactions contemplated by the Reorganization and will not commence investment operations until the Reorganization closes. Therefore, no performance information is provided for the New Fund. The New Fund’s investment objective and strategies are substantially similar to the Interval Fund; however, no assurance can be given that the New Fund will achieve any particular level of performance after the Reorganization. The investments made by the Interval Fund are currently recommended by Magnetar and require pre-approval by the Adviser’s investment committee. Following the Reorganization, Magnetar will directly manage the New Fund’s assets on a discretionary basis, subject to oversight by the Adviser and the New Fund Board. This change in the investment decision-making process is not expected to have an impact on the portfolio composition of the New Fund. The Interval Fund expects that it will be the performance and accounting survivor upon consummation of the Reorganization.
INFORMATION ABOUT THE REORGANIZATION
Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, which is attached as Appendix A.
Trustees’ Considerations
The Interval Fund Board has determined that the Reorganization is in the best interests of the shareholders of the Interval Fund, and that the interests of the existing shareholders of the Interval Fund will not be diluted as a result of the Reorganization. The Interval Fund Board also considered and unanimously approved the terms and conditions of the Reorganization Agreement. The following sets forth in greater detail the steps taken by the Interval Fund Board in arriving at these conclusions.
At the December 11, 2019 Interval Fund Board meeting, the Adviser formally recommended that the Interval Fund Board approve the reorganization of the Interval Fund into the New Fund. In connection with the Interval Fund Board’s consideration of the Reorganization, the Trustees requested, and the Adviser provided, information regarding the proposed Reorganization including the anticipated effect of the Reorganization on the Interval Fund’s shareholders. At the meeting, the Trustees met with representatives of the Adviser regarding the details of the Reorganization and met separately with their independent legal counsel regarding their duties in approving the Reorganization under federal and state laws.
In considering the Reorganization and the Reorganization Agreement, the Interval Fund Board reviewed detailed comparative information about the Interval Fund and the New Fund including, among other items: (i) their respective investment goals, strategies, policies and restrictions; (ii) the Interval Fund’s individual holdings and the compatibility of such holdings in an open-end fund structure; (iii) the Interval Fund’s investment performance history; and (iv) a comparison of the Interval Fund’s and the New Fund’s fees and expenses, including their respective expense ratios. In addition, the Interval Fund Board considered information about the current size and scale of the Interval Fund and its prospects for growth. The Trustees considered numerous factors, including but not limited to those described below, in connection with their consideration and approval of the Reorganization. This discussion of the information and factors that the Interval Fund Board considered in making their decision is not intended to be exhaustive, but includes the material factors considered. The Interval Fund Board did not find it useful to, and did not attempt to, quantify, rank or otherwise assign relative weights to these factors. In addition, the individual members of the Interval Fund Board may have given different weights to different factors.
Investment Strategies, Risks and Fund Structure.   The Interval Fund Board reviewed the investment strategies and risks of the Interval Fund and the New Fund and noted that they have substantially identical investment objectives, strategies and risks, except that the New Fund will be subject to certain liquidity restrictions in connection with its open-end fund structure to accommodate daily redemptions. The Interval

Fund Board considered the Adviser’s belief that the Interval Fund’s portfolio holdings will not be materially affected as a result of the Reorganization and that the Interval Fund’s investment strategy could be achieved in an open-end fund structure. In addition, the Trustees considered that shareholders could benefit from increased liquidity of their shares through the conversion of the Interval Fund with quarterly repurchase offers from a closed-end interval fund into an open-end mutual fund with daily redemptions.
Adviser, Sub-Adviser and Portfolio Management Team.   The Interval Fund Board considered that the New Fund would have the same Adviser, Sub-Adviser and portfolio management team as the Interval Fund, with the addition of certain Magnetar portfolio managers, and that the Adviser and Sub-Adviser have already been considered and approved by the Interval Fund’s Board. The Trustees considered the changes to the New Fund’s investment sub-advisory agreement that provide for investment discretion for Magnetar in its management of the New Fund, as compared to the current arrangement where Magnetar recommends, and the Adviser approves, the purchase and sale of investments for the Interval Fund. The Trustees also noted the Adviser’s explanation that this change is not expected to change the way that the Fund is managed. The Trustees determined that the Interval Fund’s shareholders would receive the same quality of services from the Adviser and Sub-Adviser as they are currently receiving and would continue to benefit from the experience and expertise of its current portfolio management team. In this regard, the Trustees viewed favorably the overall investment and operational performance of the Adviser and Sub-Adviser since the inception of the Interval Fund.
Reduction in Fees and Expenses.   The Interval Fund Board considered that, as a result of the Reorganization, the New Fund’s expense ratio is expected to be reduced by the lower investment advisory fee to be paid by the New Fund as compared to the investment advisory fee currently paid by the Interval Fund. In addition, if the New Fund is added to certain distribution platforms as anticipated by the Adviser, the New Fund’s fees and expenses would be spread across a larger asset base. The Interval Fund Board found that the investors in the Interval Fund may benefit from potential long-term economies of scale and increased distribution capabilities that may result from the consummation of the Reorganization.
Tax-Free Reorganization.   The Interval Fund Board considered that the Reorganization is anticipated to be treated as a tax-free reorganization for federal income tax purposes and the Interval Fund’s shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization.
Other Considerations.   The Board considered that the New Fund will not have as much investment flexibility as the Interval Fund but that the benefits to the shareholders of the Interval Fund, if the Reorganization was approved, outweigh such concerns. The Interval Fund Board considered all of these factors and others as a whole and, on balance, determined that the Reorganization is in the best interests of the Interval Fund’s shareholders and unanimously approved the Reorganization and the Reorganization Agreement.
The Reorganization Agreement
The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy/Prospectus as Appendix A.
The Reorganization Agreement provides that, with respect to the Interval Fund: (1) all of the Interval Fund’s assets will be acquired, and all of the liabilities of the Interval Fund will be assumed, by the New Fund in exchange for Class A Shares or Class I Shares, as applicable, of the New Fund (collectively, “Acquisition Shares”), (2) Acquisition Shares received will be distributed to the shareholders of the Interval Fund, and (3) the Interval Fund will liquidate.
Subject to the satisfaction of the conditions described below, the Reorganization is scheduled to occur immediately prior to the opening of business on [      ] or on such later date as the parties may agree (the “Closing Date”).
With respect to the Reorganization, each shareholder of the Interval Fund will receive the number of full and fractional (to the third decimal place) Acquisition Shares (Class A Shares in the case of the holders of Class A Shares and Class T Shares of the Interval Fund and Class I Shares in the case of the holders of Class I Shares of the Interval Fund) equal in value to the value of the Class A, Class I or Class T Shares of the Fund held as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the business day next preceding the Closing Date. Immediately upon receipt of the Acquisition Shares, the Interval Fund will liquidate and distribute pro-rata to its shareholders of record as of the Closing Date the Acquisition Shares received by the Interval Fund in the Reorganization.
The liquidation and distribution of the Interval Fund’s shares will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Interval Fund on the books of the New Fund to open accounts on the share records of the New Fund in the names of the shareholders of the Interval Fund. The aggregate net asset values of the Acquisition Shares to be credited to the shareholders of the Interval Fund will be equal to the aggregate net asset values of the Class A, Class I or Class T Shares of the Interval Fund owned by such shareholders at the close of business on the business day immediately preceding the Closing Date. All issued and outstanding shares of the Interval Fund will simultaneously be canceled on the books of the Interval Fund.
Under the Reorganization Agreement, all of the expenses in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement will be split equally between the Adviser and the Interval Fund, except for the fees paid to governmental authorities for registering or qualifying the Acquisition Shares to be issued in connection with the Reorganization, which fees will be paid by the New Fund.
The Reorganization Agreement contains a number of representations and warranties made by the Interval Fund to the Trust related to, among other things, its legal status, compliance with laws and regulations and financial position (section 5.1) and similar representations and warranties made by the Trust to the Interval Fund (section 5.2). The Reorganization Agreement contains a number of conditions precedent that must occur before either the Interval Fund or the Trust are obligated to proceed with the Reorganization (sections 7, 8 and 9). These include, among others, that: (1) the shareholders of the Interval Fund approve the Reorganization; (2) the Interval Fund receives from the Trust’s legal counsel and the Trust receives from the Interval Fund’s legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from the Trust’s counsel that the Acquisition Shares issued in the Reorganization will be validly issued, fully paid and non assessable); (3) both the Interval Fund and the Trust receive from Drinker Biddle & Reath LLP the tax opinion discussed below under “Federal Income Tax Consequences;” and (4) the receipt of certain certificates from the Interval Fund and Trust officers concerning the continuing accuracy of representations and warranties in the Reorganization Agreement.
The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date by: (1) the mutual agreement of the Interval Fund Board and the New Fund Board, on behalf of the New Fund; (2) the Interval Fund upon a material breach by the Trust of any representation, warranty, covenant or agreement contained in the Reorganization Agreement to be performed by the Trust at or prior to the Closing Date; (3) the Trust upon a material breach by the Interval Fund of any representation, warranty, covenant or agreement contained in the Reorganization Agreement to be performed by the Interval Fund at or prior to the Closing Date; (4) the Interval Fund, if a condition precedent to its obligations under the Reorganization Agreement has not been met and it reasonably appears that it will not or cannot be met; (5) by the Trust, if a condition precedent to its obligations under the Reorganization Agreement has not been met and it reasonably appears that it will not or cannot be met; (6) by the Interval Fund or the Trust, if any governmental authority of competent jurisdiction shall have issued a judgment, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting the Reorganization Agreement or the consummation of the Reorganization and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable, provided the terminating party has made reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; (7) any party to the Reorganization Agreement if the consummation of the transactions contemplated by such agreement are not in the best interest of the Interval Fund, the Trust or the New Fund, as determined by the Interval Fund Board or the New Fund Board, respectively, and notice is given to the other party; and (8) the transactions contemplated by the Reorganization Agreement have not been substantially completed by [      ], 2020.
Approval of the Reorganization requires the approval of the holders of the lesser of  (1) more than 50% of the outstanding shares of the Interval Fund or (2) 67% or more of the shares of the Interval Fund present at the Special Meeting if more than 50% of the outstanding shares of the Interval Fund are represented at the Special Meeting in person or by proxy. See “Voting Information” below for more information.
Description of the Securities to be Issued
Shareholders of the Interval Fund as of the Closing Date will receive full and/or fractional Acquisition Shares in accordance with the procedures provided for in the Reorganization Agreement, as described above. The Acquisition Shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights. The rights of shareholders of the Interval Fund and the New Fund are comparable. For more information see “Comparison of the Interval Fund and the New Fund — Comparison of the Interval Fund’s and the New Fund’s Charter Documents and — Shareholder Transactions and Services of the Interval Fund and the New Fund.”
Federal Income Tax Consequences
The exchange of the Interval Fund’s assets for the Acquisition Shares and the assumption of the liabilities of the Interval Fund pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(F) of the Code. As a condition to the closing of the Reorganization, the Interval Fund and the New Fund will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Funds, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, with respect to the Reorganization, for federal income tax purposes:
(1)
the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Interval Fund and the New Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)
the Interval Fund will recognize no gain or loss (a) upon the transfer of its assets to the New Fund in exchange for New Fund shares and the assumption of the liabilities of the Interval Fund, and (b) upon the distribution of the New Fund shares to the shareholders of the Interval Fund;

(3)
the New Fund will recognize no gain or loss upon the receipt of the assets of the Interval Fund in exchange for the Acquisition Shares and the assumption of the liabilities of the Interval Fund;

(4)
the tax basis in the hands of the New Fund of each asset of the Interval Fund transferred to the New Fund in the Reorganization will be the same as the basis of that asset in the hands of the Interval Fund immediately before the transfer;

(5)
the holding period of each asset of the Interval Fund in the hands of the New Fund will include the period during which that asset was held by the Interval Fund;

(6)
the shareholders of the Interval Fund will recognize no gain or loss upon their receipt of the Acquisition Shares;

(7)
the aggregate tax basis of the Acquisition Shares received by each shareholder of the Interval Fund will equal the aggregate tax basis of the Interval Fund shares surrendered in exchange therefor;

(8)
the holding periods of the Acquisition Shares received by each Interval Fund shareholder will include the holding periods of the Interval Fund shares surrendered in exchange therefor, provided that the Interval Fund shares are held by that shareholder as capital assets on the date of the exchange;

(9)
the New Fund will succeed to and take into account the tax attributes of the Interval Fund described in Section 381(c) of the Code; and

(10)
The taxable year of the Interval Fund shall not end on the Closing Date but shall instead continue as the taxable year of the New Fund.

Shares held for the purpose of investment are generally considered to be capital assets.

Neither the Interval Fund nor the Trust has sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.
Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.
Capitalization
The following tables show the capitalization of the Interval Fund and the New Fund as of  [     ], and the capitalization of the New Fund on a pro-forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A and Class I Shares of the New Fund that would be exchanged for the shares of the Interval Fund if the Reorganization shown had been consummated on [      ], and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. The New Fund is a new series of the Trust with no assets and liabilities that will commence operations upon completion of the Reorganization.
	The Interval Fund*	The New Fund**	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets:	$[ ] (Class A Shares)	$0.00 (Class A Shares)	$0.00	$[ ] (Class A Shares
	$[ ] (Class I Shares)	$0.00 (Class I Shares)	$0.00	$[ ] (Class I Shares)
	$[ ] (Class T Shares)
Net Asset Value Per Share:	$[ ] (Class A Shares)	$0.00 (Class A Shares)	$0.00	$[ ] (Class A Shares)
	$[ ] (Class I Shares)	$0.00 (Class I Shares)	$0.00	$[ ] (Class I Shares)
	$[ ] (Class T Shares)
Shares Outstanding:	[ ] (Class A Shares)	0 (Class A Shares)	0	[ ] (Class A Shares)
	[ ] (Class I Shares)	0 (Class I Shares)	0	[ ] (Class I Shares)
	[ ] (Class T Shares)

*
The Interval Fund will be the accounting survivor for financial statement purposes.

**
The New Fund is a newly-organized fund that has been created for purposes of the Reorganization and therefore no estimated capitalization is available.

COMPARISON OF THE INTERVAL FUND AND THE NEW FUND
Investment Objectives and Principal Investment Strategies
The New Fund was designed to be substantially similar from an investment perspective to the Interval Fund except that the New Fund will be organized as an open-end mutual fund instead of a closed-end interval fund. Thus, the investment objective and the investment strategies are substantially the same (including the focus on investing primarily in natural resource and infrastructure companies). This section briefly describes the investment objective and principal investment strategies of the Interval Fund and the New Fund. More complete information may be found in the respective prospectuses for the Interval Fund and the New Fund.
Investment Objective:
Interval Fund:   Generate an attractive total return consisting of current income and capital appreciation by investing primarily in the equity and debt securities of Natural Resource Companies.
New Fund:   Generate an attractive total return consisting of current income and capital appreciation by investing primarily in the equity and debt securities of Natural Resource/Infrastructure Companies.
Principal Investment Strategies:   Both the Interval Fund and the New Fund offer investors the opportunity to participate in investments in the natural resource and infrastructure industry and have substantially similar investment strategies.
The Interval Fund offers investors the opportunity to participate in investments in the natural resource industry. For these purposes, the Interval Fund defines the “natural resource industry” as business and activities involving the development of energy infrastructure and the acquisition, exploration, production, mining, processing (including fractionating), refining, transportation (including trans-loading), storage, servicing or marketing of natural resources, including, but not limited to, crude oil, refined products, petrochemicals, natural gas, natural gas liquids, coal, metals and renewable energy sources. The Interval Fund defines Natural Resource Companies as those companies that, as their principal business, are engaged in the natural resource industry (as defined above), including those companies that provide equipment or services to companies engaged in the natural resource industry.
The New Fund offers investors the opportunity to participate in equity and credit investments in Natural Resource/Infrastructure Companies. The New Fund defines “Natural Resource/Infrastructure Companies” as those issuers and businesses that are involved in the development of energy infrastructure and the acquisition, exploration, production, mining, processing, fractioning, refining, transportation, trans-loading, storage, servicing or marketing of natural resources, including, but not limited to, crude oil, refined products, petrochemicals, natural gas, natural gas liquids, coal and metals. With respect to the New Fund, Natural Resource/Infrastructure Companies also include power, as well as renewable energy sources, including the related components and infrastructure needed to bring power and renewable energy sources to market.
Each Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its respective total assets in Natural Resource Companies (or Natural Resource/Infrastructure Companies with respect to the New Fund). Each Fund intends to invest primarily in the equity and debt securities of Natural Resource Companies (or Natural Resource/Infrastructure Companies with respect to the New Fund), including, but not limited to, (i) publicly traded corporations, (ii) publicly traded partnerships (including master limited partnerships (“MLPs”) and general partnerships (“GPs”)), (iii) publicly traded limited liability companies that are classified as corporations for U.S. federal income tax purposes, (iv) private partnerships, MLPs, limited liability companies and corporations, and (v) royalty trusts. Investments that the Funds may hold or have exposure to may include equity, preferred equity, rights or other equity securities, debt and convertible securities, mineral rights, mineral interests and derivatives of such instruments; special purpose vehicles or other collective investment vehicles formed for the purpose of facilitating indirect investment in any of the above instruments or investments; exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), cash or cash equivalents, short term government or public securities; and any other securities or interests that are consistent with the investment objective and portfolio guidelines of the Funds. Each Fund may invest in below-investment grade securities. Each Fund’s investments in below-investment grade securities (securities rated Ba/BB or below by Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch IBCA, Inc. (“Fitch”) and those deemed to be of similar quality are considered speculative with respect to the issuer’s capacity to pay interest and repay principal and are commonly referred to as “junk” or “high-yield” securities.
The Funds have adopted the following non-fundamental investment policies:
•
Under normal market conditions, each Fund intends to invest primarily in securities of publicly traded issuers and securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), for which a liquid market has developed, as determined pursuant to procedures adopted by the New Fund Board or Interval Fund Board, respectively.

•
Each Fund may also invest in securities of U.S. and non-U.S. issuers that are holding companies or similar investment vehicles that indirectly own, hold or control securities of Natural Resource Companies (or Natural Resource/Infrastructure Companies with respect to the New Fund) but which themselves are not Natural Resource Companies (or Natural Resource/Infrastructure Companies with respect to the New Fund).

•
Each Fund may hold both long and short positions in securities, derivatives and other assets consistent with its investment objective and policies.

•
Each Fund may invest up to 15% of its total assets in any single issuer.

•
To comply with the requirements applicable to regulated investment companies under the Code, each Fund will limit its investment in MLPs to no more than 25% of its total assets.

•
Each Fund may also invest up to 20% of its total assets in securities of U.S. and non-U.S. issuers that may not be considered Natural Resource Companies (or Natural Resource/Infrastructure Companies with respect to the New Fund).

Each Fund may utilize derivative strategies for risk management purposes as well as to obtain leverage or to create synthetic positions, including to attempt to protect against possible changes in the market value of the Fund’s portfolio resulting from trends in the securities markets and changes in interest rates or to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of portfolio securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities or to enhance income or gain.
Each Fund may invest without limitation in securities of U.S. issuers and non-U.S. issuers located in countries throughout the world, including in developed and emerging markets. Foreign securities in which the Funds may invest may be U.S. dollar-denominated or non-U.S. dollar-denominated.
During temporary defensive periods, or in response to adverse market, economic or political conditions, each Fund may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities, which may be either tax-exempt or taxable. Each Fund may not achieve its investment objective under these circumstances.
Each Fund may lend securities with a value up to 33 1∕3% of its total assets (including such loans) to financial institutions, including broker-dealers and banks that the Adviser or Sub-Adviser deems creditworthy.
Each Fund may also engage in short sales of securities. The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its Managed Assets or the Funds’ aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. “Managed Assets” means the total assets of the respective Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Each Fund may make short sales “against the box” without respect to such limitations. In this type of short sale, at the time of the sale, the Funds own or have the immediate and unconditional right to acquire at no additional cost the identical security.

Unless otherwise stated herein or in either Fund’s prospectus or statement of additional information, each Fund’s investment policies are non-fundamental policies and may be changed by the Interval Fund Board or the New Fund Board, respectively, without prior Shareholder approval. Each Fund’s policy to invest, under normal market conditions, at least 80% of its total assets in Natural Resource Companies (or Natural Resource/Infrastructure Companies with respect to the New Fund) may be changed by the Interval Fund Board or the New Fund Board, respectively; however, if this policy changes, the Funds will provide Shareholders at least 60 days’ written notice before implementation of the change in compliance with SEC rules. Unless otherwise indicated, all limitations applicable to the investments (as stated in the Funds’ prospectuses, including the statements of additional information) of the Funds apply only at the time a transaction is entered into, and subsequent changes in value, ratings downgrades or changes in credit quality will not result in the Funds being required to dispose of any portfolio security. Except as otherwise noted, all percentage limitations set forth above apply immediately after a purchase and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. With respect to the limitations on the issuance of senior securities and in the case of borrowings, the percentage limitations apply at the time of issuance and on an ongoing basis.
Each Fund is considered non-diversified, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.
Limitations on Illiquid Securities:   As an open-end mutual fund, the New Fund is required to comply with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), which imposes higher liquidity requirements on open-end mutual funds as compared to closed-end interval funds, such as the Interval Fund. Under the Liquidity Rule, an illiquid investment is defined as an investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Pursuant to the Liquidity Rule, the New Fund is prohibited from investing more than 15% of its net assets in illiquid investments.
Magnetar Investment Discretion:   The investments made by the Interval Fund are currently recommended by Magnetar and require pre-approval by the Adviser’s investment committee. Following the Reorganization, Magnetar will directly manage the New Fund’s assets on a discretionary basis, subject to oversight by the Adviser and the New Fund Board. This change in the investment decision-making process is not expected to have an impact on the portfolio composition of the New Fund.
Privately Negotiated Co-Investment Transactions:   The Interval Fund is seeking an exemptive order from the SEC, which would allow it to co-invest with certain entities affiliated with the Adviser or Magnetar or their respective affiliates. The New Fund will not be able to participate in these privately negotiated instruments with other affiliated funds and accounts of the Adviser or Magnetar without obtaining exemptive relief from the SEC, which the New Fund does not currently intend to obtain.
Investment Restrictions
The fundamental investment restrictions of the Interval Fund and the New Fund are the same, except that the Interval Fund had adopted a fundamental policy to make quarterly repurchase offers pursuant to Rule 23c-3 under the 1940 Act. This section briefly describes the fundamental investment restrictions of the Funds. More complete information may be found in the respective statements of additional information for the Interval Fund and the New Fund.
Unless otherwise indicated, the restrictions discussed below are fundamental policies of the Funds. This means that they cannot be changed without approval of shareholders.
Borrowings.   The Funds may borrow money, make loans or issue senior securities to the fullest extent permitted by applicable law, including the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.
Concentration in Industries.   Each Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, except that the Funds will, under normal market conditions, concentrate its investments in the industry or group of industries constituting the energy and natural resources sector.
Securities Underwriting.   The Funds may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Funds may be deemed to be an underwriting or as otherwise permitted by law.

Real Estate.   Each Fund may not purchase or sell real estate, except that each Fund may: (a) acquire or lease office space for its own use, (b) invest in securities and/or other instruments of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities and/or other instruments that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities and/or other instruments, and (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and/or other instruments.
Commodities.   Each Fund may purchase or sell commodities, commodities contracts, futures contracts and related options, options or forward contracts to the fullest extent permitted by applicable law, including the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.
Comparison of the Interval Fund’s and the Trust’s Charter Documents
The Interval Fund and the Trust are each organized as a Delaware statutory trust. The operations of the Interval Fund are governed by the Interval Fund’s Amended and Restated Declaration of Trust (the “Interval Fund Charter”), and Bylaws and applicable Delaware law. The operations of the Trust are governed by the Trust’s Agreement and Declaration of Trust, as amended and supplemented to date (the “Trust Charter”), By-laws and applicable Delaware law. The operations of both the Interval Fund and the Trust are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. In general, the charter documents governing the Interval Fund are similar to those documents governing the Trust. The attributes of a share of beneficial interest of the Interval Fund and a share of common stock of the Trust are also comparable. The following is only a summary of certain of the differences between the Interval Fund and the Interval Fund Charter, on the one hand, and the Trust and the Trust Charter, on the other. It is not a complete list of differences.
Trustees of the Interval Fund and the Trust
Subject to the provisions of the Interval Fund Charter, the operations of the Interval Fund are supervised by the Interval Fund Board and, subject to the provisions of the Trust Charter, the operations of the Trust are supervised by the New Fund Board. The responsibilities, powers and fiduciary duties of the Interval Fund’s Trustees are substantially the same as those of the Trust’s Trustees.
The term of office of an Interval Fund Trustee continues until death, resignation or removal of such Trustee. Any Interval Fund Trustee may be removed (provided the aggregate number of Trustees after such removal is not less than one) (a) with cause at any shareholder meeting by a vote of 75% of the Interval Fund’s outstanding shares; or (b) with or without cause at any time by written instrument signed by at least 66 2∕3% of the remaining Trustees, specifying the date that such removal is to become effective. Each Interval Fund Trustee may resign by a written instrument signed by the Trustee and delivered or mailed to the Trustees, Chairman, the President or the Secretary, and such resignation is to become effective upon delivery, or at a later date according to the instrument.
Each of the Trust’s Trustees serve a term for the continued lifetime of the Trust until the next meeting of shareholders is called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed, is incapacitated or is otherwise unable or unwilling to serve. Any of the Trust’s Trustees may be removed by action of a majority of the Trustees with or without cause. Any Trustee of the Trust may also be removed with or without cause (a) at any meeting of shareholders by a vote of two-thirds of the total combined net asset value of all shares of the Trust issued and outstanding or (ii) by a vote of a majority of the Trustees.
Shareholder Liability
The Interval Fund Charter states that no shareholder of the Interval Fund shall be subject to personal liability in his or her capacity as shareholder to any person in connection with the Interval Fund’s property or the acts, obligations or affairs of the Interval Fund. Interval Fund shareholders have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. If any shareholder of the Interval Fund is made a party to any suit or proceeding to enforce such liability, he or she shall not be held to any personal liability.

The Trust Charter provides that shares are deemed to be personal property, giving only the rights provided for in the Trust Charter. Ownership of shares of the Trust, or a series thereof, does not entitle the shareholder to title in or to the whole or any part of the Trust’s property or right to call for a partition or division of the Trust’s property, nor does ownership of shares constitute the shareholders as partners. Neither the Trust nor its Trustees, nor any officer, employee or agent of the Trust, have any power to bind personally any shareholder, nor, except as specifically provided in the Trust Charter, to call upon any shareholder for the payment of any sum of money other than as otherwise agreed to by such shareholder. The Trust Charter specifically provides for indemnification for shareholders to the extent a shareholder, or former shareholder, is held personally liable solely by reason of his or her having been a shareholder and not because of his, her or its acts or omissions or for some other reason.
Voting Rights of Shareholders and Shareholder Meetings
Shareholders of the Interval Fund have no power to vote on any matter, except matters on which a vote of shareholders is required by the 1940 Act, the Interval Fund Charter or by resolution of the Interval Fund Board. The Interval Fund Charter provides that no matter for which voting, consent or other approval is required by the Delaware Statutory Trust Act requires any vote in the absence of a contrary provision in the Interval Fund Charter. Notice of all meetings of shareholders, stating the time, place and purposes of the meeting, shall be provided to each shareholder or record entitled to vote at least seven days before the date of the meeting. For the purposes of determining the shareholders who are entitled to notice of and to vote at any meeting, the Interval Fund Board may fix a date not more than 90 days nor less than 10 days prior to the date of such meeting of shareholders as the record date for the determination of the persons to be treated as shareholders of record.
Shareholders of the Trust have the power to vote only (i) for the election or removal of Trustees as provided in the Trust Charter; (ii) with respect to such additional matters relating to the Trust as may be required by federal law, including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the New Fund Board may otherwise consider necessary or desirable in their sole discretion. The Trust’s By-laws provide that all notices of meetings of shareholders shall be provided not less than seven (7) nor more than one hundred twenty (120) days before the date of such meeting, which shall specify the place, date and hour of the meeting and the general nature of the business to be transacted. Pursuant to the Trust’s By-laws, for purposes of determining the shareholders who are entitled to notice of and to vote at any meeting, the New Fund Board may fix in advance a record date, which shall be not more than 120 days nor less than 10 days prior to the date of any such meeting. If the New Fund Board does not fix a record date, the record date shall be the close of business on the business day before notice is given or, if notice is waived, at the close of business on the business day that is five business days before the meeting date. However, if the New Fund Board does not fix a record date for determining shareholders entitled to give consent in writing without a meeting, (i) when no prior action by the New Fund Board has been taken, the record date shall be the day on which the first written consent is given, or (ii) when prior action of the New Fund Board has been taken, the record date shall be the close of business on the day on which the New Fund Board adopts the resolution taking such prior action.
Termination of the Interval Fund and the Trust
The Interval Fund may be dissolved only upon approval of not less than a majority of the Trustees. Each class of Shares of the Interval Fund may be terminated upon (i) the vote of the Interval Fund Board; or (ii) the occurrence of a termination event pursuant to any Interval Fund Board resolution establishing and designating such share class.
The Trust may be dissolved at any time by the New Fund Board by written notice to shareholders. Any series of shares may be dissolved and/or liquidated at any time by the New Fund Board by written notice to the shareholders of such series. Any class of the Trust may be terminated and/or liquidated at any time by the New Fund Board by written notice to shareholders of such class. Any action to dissolve the Trust shall be deemed to also be an action to dissolve and/or liquidate each series, and to terminate and/or liquidate each class.

The Investment Adviser, Investment Sub-Adviser and Advisory Fee Information
The Adviser is the investment adviser to the Interval Fund and will continue to serve as the investment adviser to the New Fund following the Reorganization. As of  [      ], the Adviser had assets under management of approximately $[      ].
The Adviser is responsible for developing a continual investment program for the New Fund and has delegated investment discretion to Magnetar to execute on the New Fund’s strategy within investment guidelines developed by the Adviser and Magnetar. Currently, the approval of the Interval Fund’s investments, which are recommended by Magnetar, require pre-approval of the Adviser’s investment committee. Magnetar’s investment professionals have extensive experience investing in the securities of companies operating in the Natural Resource/Infrastructure sector and employ a rigorous “bottom up” and “top down” risk assessment to identify, evaluate, underwrite, monitor and exit all investment opportunities on behalf of the New Fund. Magnetar’s overall approach to the underwriting process is to target those opportunities with attractive total return profiles and involves team-wide collaboration at each step of the investment process to promote continuous idea sharing and thesis validation. Magnetar’s scale and energy and infrastructure sector expertise also provide access to an established platform for evaluating investments, managing risk and focusing on opportunities it believes have the potential to generate superior investment returns.
The Interval Fund’s management fee is calculated and payable quarterly in arrears at the annual rate of 1.50% of the Interval Fund’s average daily gross assets during such period. Pursuant to the Interval Fund’s investment sub-advisory agreement, the Sub-Adviser is entitled to receive 50% of the management fee paid to the Adviser. The Adviser and the Interval Fund have entered into an expense limitation agreement under which the Adviser has agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Interval Fund to the extent that such expenses exceed 0.25% per annum of the Interval Fund’s average daily net assets attributable to the applicable class of shares (the “Interval Fund Expense Limitation”). The Interval Fund Expense Limitation may be adjusted for other classes of shares to account for class-specific expenses. In consideration of the Adviser’s agreement to limit the Interval Fund’s expenses, the Interval Fund has agreed to repay the Adviser in the amount of any Interval Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Interval Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when the Adviser waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The expense limitation agreement will continue indefinitely until terminated by the Interval Fund Board on written notice to the Adviser and may not be terminated by the Adviser. For the purposes of the foregoing, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Interval Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Interval Fund’s trustees, legal expenses relating to the Interval Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
As compensation for its services and its assumption of certain expenses, the New Fund will pay the Adviser a management fee equal to 1.00% of the New Fund’s average daily net assets. The fee is calculated daily and paid quarterly. The Sub-Adviser is entitled to receive 50% of the management fee paid to the Adviser. The Adviser has entered into an expense limitation agreement with the New Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the New Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25% of the average daily net assets for the New Fund until at least the date that is one year from the effective date of the Fund’s registration statement. The New Fund may terminate the expense limitation agreement at any time. The expense limitation agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver after the Adviser bears the expense, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment.
Other Service Providers
The Interval Fund and the New Fund have the same service providers. Upon completion of the Reorganization, the Trust will continue to engage its existing service providers. In all cases, the types of services provided to the Interval Fund and the Trust under the service arrangements are substantially similar.
	The Interval Fund	The Trust
Principal Underwriter	ALPS Distributors, Inc.	ALPS Distributors, Inc.
Administrator	FS Energy Advisor, LLC	FS Energy Advisor, LLC
Transfer Agent	DST Systems, Inc.	DST Systems, Inc.
Custodian	State Street Bank and Trust Company	State Street Bank and Trust Company
Independent Registered Public Accounting Firm	Ernst & Young LLP	Ernst & Young LLP
Administration Arrangements
The Interval Fund.   Pursuant to the amended and restated administration agreement (the “Interval Fund Administration Agreement”), the Adviser oversees the day-to-day operations of the Interval Fund, including providing the Interval Fund with general ledger accounting, fund accounting, legal services, investor relations and other administrative services. Pursuant to the Interval Fund’s sub-advisory agreement, the Sub-Adviser may perform certain administrative services at the request of or on behalf of the Interval Fund or the Adviser. The Interval Fund reimburses the Adviser and the Sub-Adviser, as applicable, for their actual costs incurred in providing such administrative services to the Interval Fund, subject to the limitations set forth in the Interval Fund Administration Agreement. Reimbursements of administrative expenses to the Adviser are subject to the terms of the Interval Fund Administration Agreement and the Interval Fund’s expense limitation agreement (as described above), and the Sub-Adviser has agreed to defer amounts owed to it for certain administrative services during periods in which the Adviser is waiving expenses or making payments pursuant to the expense limitation agreement. Reimbursement of administrative expenses is ultimately subject to the limitations contained in the Interval Fund Administration Agreement and the Interval Fund’s expense limitation agreement, and the Adviser and the Sub-Adviser have agreed to share such reimbursements pro rata, with priority being given to the then-oldest unreimbursed expenses.
The New Fund.   Under an administration agreement between the Adviser and the New Fund (the “New Fund Administration Agreement”), the Adviser oversees the day-to-day operations of the New Fund, including the provision of general ledger accounting, fund accounting, legal services, investor relations and other administrative services. The Sub-Adviser may also perform certain administrative services at the request of or on behalf of the New Fund or the Adviser. The Adviser also performs, or oversees the performance of, the New Fund’s corporate operations and required administrative services, which includes being responsible for the financial records which the New Fund is required to maintain and preparing reports to shareholders and reports filed with the SEC, if and as necessary. In addition, the Adviser assists the New Fund in calculating its NAV, overseeing the preparation and filing of its tax returns and the printing and dissemination of reports to shareholders, and generally overseeing the payment of the New Fund’s expenses and the performance of administrative and professional services rendered to the New Fund by others.
The New Fund reimburses the Adviser for its actual costs incurred in providing these administrative services, including the Adviser’s allocable portion of the compensation and related expenses of certain personnel of the Adviser providing administrative services to the New Fund on behalf of the Adviser. The

New Fund does not reimburse the Adviser for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of the Adviser. Reimbursements of administrative expenses to the Adviser are subject to the New Fund’s expense limitation.
In addition, the New Fund contracts with State Street Bank and Trust Company to provide various accounting and administrative services, including preparing preliminary financial information for review by the Adviser, preparing and monitoring expense budgets, maintaining accounting books and records, processing trade information for the New Fund and performing certain portfolio compliance testing.
Shareholder Transactions and Services of the Interval Fund and New Fund
This section compares the shareholder transactions and services of the Interval Fund and the New Fund. The following is qualified in its entirety by the more detailed information in the prospectuses for the Interval Fund and the New Fund, which are incorporated by reference into this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.
Distribution and Shareholder Servicing Arrangements
Class A Shares of the Interval Fund.   Class A Shares are not currently subject to a distribution fee.
The Interval Fund has adopted a “Shareholder Services Plan” under which the Interval Fund may compensate financial industry professionals or firms for providing ongoing services in respect of clients with whom they have distributed shares of the Interval Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the Interval Fund, (iii) account reconciliations with the Interval Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Interval Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Interval Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Interval Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Interval Fund or Adviser may reasonably request. Under the Shareholder Services Plan, the Interval Fund, with respect to Class A Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A Shares.
Class T Shares of the Interval Fund.   The Interval Fund, with respect to Class T Shares, is authorized under a “Distribution Plan” to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of Class T Shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act. Although the Interval Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act, which permits it to have asset-based distribution fees. Under the Distribution Plan, the Fund pays its distributor a Distribution Fee at an annual rate of 0.25% of the average daily net assets attributable to Class T Shares for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for shareholders of the Interval Fund.
Under the Shareholder Services Plan, with respect to Class T Shares, the Interval Fund may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class T Shares.
Class A Shares of the New Fund.   Under a Plan adopted in accordance with Rule 12b-1 under the 1940 Act, for Class A Shares, the New Fund pays the New Fund’s distributor a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of 0.25% of the average daily net assets of Class A Shares. Under the terms of the Plan, the Trust is authorized to make payments to the distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the New Fund.

Class I Shares of the Interval Fund.   Class I Shares of the Interval Fund are not subject to any shareholder servicing fees or distribution fees.
Class I Shares of the New Fund.   Class I Shares of the New Fund are not subject to any shareholder servicing fees or distribution fees.
Purchases, Redemptions and Exchanges of Shares
Purchase Policies.
The following chart compares existing purchase policies of the Interval Fund and the New Fund:
	The Interval Fund: Class A and Class T Shares	The New Fund: Class A Shares
Minimum Initial Investment	$2,500	$2,500
Minimum Subsequent Investments	$100 for regular accounts; $50 for retirement plan accounts, except for investments made pursuant to the Fund’s distribution reinvestment plan, or as otherwise permitted by the Fund	$100
Purchase Methods	Class A and Class T Shares are offered for sale through the Interval Fund’s distributor at NAV plus the applicable sales load.	Purchases of Class A Shares may generally be made only through institutional channels such as financial intermediaries and retirement platforms.
	The Interval Fund: Class I Shares	The New Fund: Class I Shares
Minimum Initial Investment	$1,000,000	$1,000,000
Minimum Subsequent Investments	None	None
Purchase Methods	Class I Shares may only be available through certain financial intermediaries.	Class I Shares are available through certain financial intermediary platforms as well as certain retirement platforms. Class I Shares may also be available on brokerage platforms of firms that have agreements with the Fund’s distributor. Class I Shares may also be purchased directly with the Fund in certain circumstances.
Repurchase/Redemption Procedures.
The repurchase/redemption procedures for the Interval Fund and the New Fund are different.
The Interval Fund.   The Interval Fund operates as an interval fund under Rule 23c-3 under the 1940 Act and, as such, provides a limited degree of liquidity to shareholders. As an interval fund, the Interval Fund has adopted a fundamental policy to offer to repurchase a specified percentage of its outstanding Shares at NAV at regular intervals.
Once each quarter, the Interval Fund offers to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Interval Fund, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Interval Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders are notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares are repurchased at the NAV per share determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).
Shareholders are notified in writing about each quarterly repurchase offer, how they may request that the Interval Fund repurchase their shares and the Repurchase Request Deadline. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the purchase payment date (each a “Purchase Payment Date”), which will be no more than seven days after the Repurchase Pricing Date. The Interval Fund Board may establish other policies for repurchases of Shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.
The New Fund.   With respect to the New Fund, redemptions, like purchases, may generally be effected only through financial intermediaries, retirement platforms, and by certain direct institutional investors holding Class I Shares. Financial intermediaries may charge a processing or service fee in connection with the redemption of shares. Shares of the New Fund may be redeemed on any business day on which the New Fund’s net asset value is calculated. Redemptions are duly processed at the net asset value next calculated after your redemption order is received in good order by the New Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.
The New Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the New Fund to redeem its shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of net asset value is not reasonably practicable.
The New Fund reserves the right to annually request that intermediaries close New Fund accounts that are valued at less than $500, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I Shares directly with the New Fund, you may receive written notice prior to the closure of your New Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.
New Fund shares normally will be redeemed for cash, although the New Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of the New Fund, by delivery of securities selected from its assets at its discretion. However, the New Fund is required to redeem shares solely for cash up to the lesser of  $250,000 or 1% of the net asset value of the New Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the New Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. The New Fund typically will not redeem securities in kind as a pro rata ratio of the New Fund’s securities holdings. Such in-kind redemptions are expected to be made in a non-pro rata manner. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the New Fund for cash redemptions. While the New Fund may pay redemptions in-kind, the New Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings.
Exchanges.   The Interval Fund does not offer exchange rights.

Shares of one class of the New Fund may be exchanged for shares of another class of the New Fund, and shares of the New Fund may be exchanged for shares of the same class of another series of the Trust. The Adviser, in its sole discretion, may waive certain of the below exchange requirements.
•
You may exchange shares of one class for another class of shares within the New Fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. You must meet the minimum investment amount for the desired share class. Transfers between classes of the New Fund are generally not considered a taxable transaction.

•
You may also exchange shares of the New Fund for the same class of shares of another series of the Trust, provided that you meet all eligibility requirements for investment in the particular fund. An exchange of shares of one fund for shares of another fund is considered a sale and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. You should talk to your tax advisor before making an exchange.

•
Exchanges may be made on any day during which the NYSE is open for trading. Exchanges are priced at the net asset value per share next determined after receipt of an exchange request in good order, the New Fund or an authorized financial intermediary or other agent of the New Fund. A financial intermediary may charge its customers a transaction or service fee in connection with exchanges, and may have its own procedures for arranging for exchanges of the New Fund’s shares.

Pricing of Shares for the Interval Fund and the New Fund
The Interval Fund determines the NAV of shares on each day that the NYSE is open for business as of the close of the regular trading session. Class A and Class T shares are offered at NAV plus the applicable sales load, while each Class I share is offered at NAV. The Interval Fund calculates net asset value per share on a class-specific basis.
The New Fund’s net asset value is calculated as of the scheduled close of the regular trading session of the NYSE each day that the NYSE is open (“business day”), but the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. On holidays and other days when the NYSE is closed, the New Fund’s net asset value is not calculated and the New Fund does not accept buy or sell orders. The price you pay for purchases of shares is the public offering price, which is the per share net asset value next determined after your request is received in good order by the New Fund or its agents, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell shares is also the per share net asset value. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of shares.
Dividends and Other Distributions
Subject to the Interval Fund Board’s discretion and applicable legal restrictions, the Interval Fund Board intends to pay ordinary cash distributions to shareholders on a quarterly basis. With respect to the New Fund, dividends from net investment income, if any, are normally declared and paid monthly and distributions on capital gains, if any, are normally declared and paid in December but, if necessary, each may be declared and paid at other times as well.
MATERIALS INCORPORATED BY REFERENCE
Information about the Interval Fund is included in the prospectus for the Interval Fund (as supplemented) dated February 28, 2019, which is incorporated herein by reference.
Information about the New Fund is included in the prospectus for the New Fund (as supplemented) dated [      ], a copy of which accompanies this Proxy/Prospectus and is incorporated herein by reference.

VOTING INFORMATION
General Information
The Trustees of the Interval Fund are furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Interval Fund and the New Fund may also solicit proxies by telephone or otherwise. Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by online voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Interval Fund a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.
Only shareholders of record at the close of business on January 22, 2020 will be entitled to vote at the Special Meeting. On that date, [      ] Interval Fund shares ([      ] Class A Shares, [      ] Class T Shares and [      ] Class I Shares) were outstanding and entitled to be voted. Each whole and fractional share of the Interval Fund is entitled to a whole or fractional vote, as the case may be.
The votes of the shareholders of New Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.
If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.
Shareholder and Board Approvals
The Reorganization Agreement is being submitted for approval by the Interval Fund’s shareholders at the Special Meeting pursuant to the Interval Fund’s Amended and Restated Agreement and Declaration of Trust and By-Laws, and was unanimously approved by the Trustees of the Interval Fund at a meeting held on December 11, 2019. Interval Fund shareholders will vote on the Reorganization Agreement together as a single class. Approval of the Reorganization requires the approval of the holders of the lesser of  (1) more than 50% of the outstanding shares of the Interval Fund or (2) 67% or more of the shares of the Interval Fund present at the Special Meeting if more than 50% of the outstanding shares of the Interval Fund are represented at the Special Meeting in person or by proxy. A vote for the Reorganization Agreement includes a vote for the Reorganization of the Interval Fund; conversely, a vote against the Reorganization Agreement is a vote against the Reorganization of the Interval Fund.
Quorum and Adjournment
A quorum is constituted by the presence in person or by proxy of the holders of one-third (33 1∕3%) of the shares entitled to vote at the meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.
In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment.
Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting. Any meeting of shareholders of the Interval Fund, whether or not a quorum is present, may be adjourned for any lawful purpose by the chairman of the

Interval Fund Board, the Trustees (or their designees) or a majority of votes properly cast upon the question of adjourning a meeting. Any adjourned meeting may be held as adjourned one or more times without further notice not later than 120 days after the record date.
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any class of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Funds or acknowledges the existence of such control. A control person can have a significant impact on the outcome of a shareholder vote.
As of the Record Date, the Shareholders indicated below were considered to be either a control person or principal shareholder of the Interval Fund:
Class I
Name and Address	Percentage Owned	Type of Ownership
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
Class A
Name and Address	Percentage Owned	Type of Ownership
[ ]	[ ]	[ ]
Class T
Name and Address	Percentage Owned	Type of Ownership
[ ]	[ ]	[ ]
The Trustees and officers of the Interval Fund, as a group, owned approximately [      ]% of the Interval Fund as of the Record Date.
As of the Record Date, the New Fund has not yet commenced operations and has no outstanding shares.
OTHER INFORMATION
Shareholder Proposals
The Interval Fund Charter provides that shareholder action can be taken only at a meeting of shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act or any provision of applicable law, the Interval Fund Charter or a resolution of the Interval Fund Board specifying a greater or lesser vote requirement, and except as otherwise provided in the Interval Fund Charter with respect to the election of Trustees, the affirmative vote of a majority of shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the shareholders with respect to any matter submitted to a vote of the shareholders.
Other Business
The Adviser and the Interval Fund know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/Prospectus.
Available Information
The Interval Fund and the Trust are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by the Interval Fund and the New Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following email address: publicinfo@sec.gov.
Financial Statements
The audited financial statements for the Interval Fund, appearing in the Fund’s 2019 Annual Report, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. Such financial statements are incorporated therein by reference.

SHAREHOLDER INQUIRIES
Shareholder inquiries may be addressed to the Interval Fund or to the Trust in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.
FINANCIAL HIGHLIGHTS
The financial highlights with respect to the Interval Fund are incorporated by reference from the Interval Fund’s prospectus and have been audited by Ernst & Young LLP, the Interval Fund’s independent registered public accounting firm, whose report along with the Interval Fund’s financial statements for such fiscal period are included in the Interval Fund’s annual report for the fiscal period. The financial highlights for the most recent fiscal period with respect to the Interval Fund are incorporated by reference from the Interval Fund’s annual report. The Interval Fund’s most recent annual report and its most recent semi-annual report are incorporated by reference into this Proxy/Prospectus and available upon request.
The financial highlights for the New Fund are unavailable as it is newly created and does not yet have financial history. Upon closing of the Reorganization, the New Fund expects to adopt the financial statements of the Interval Fund.
*   *   *
Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.
The Interval Fund will furnish, without charge, copies of the Interval Fund’s Annual Report to any shareholder upon request by writing to the Interval Fund at 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, by calling the Interval Fund at (877)-628-8575 or by accessing the Interval Fund’s “Prospectus” page on FS Investments’ website at www.fsinvestments.com.

APPENDIX A
AGREEMENT AND PLAN OF REORGANIZATION
This Agreement and Plan of Reorganization dated as of  [      ], is by and between FS Series Trust, a Delaware statutory trust with its principal place of business at 201 Rouse Boulevard, Philadelphia, PA 19112, on behalf of its series, FS Energy Total Return Fund, and FS Energy Total Return Fund, a Delaware statutory trust, with its principal place of business at 201 Rouse Boulevard, Philadelphia, PA 19112. FS Energy Advisor, LLC, a Delaware limited liability company, joins this Agreement solely for purposes of paragraphs [6.9, 9.8 and 10.2] hereof.
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended. The reorganization will consist of the transfer of all of the assets of the Interval Fund (as hereinafter defined) to, and the assumption of the Interval Fund’s liabilities (other than certain expenses of the reorganization contemplated hereby) by the New Fund (as hereinafter defined), in exchange for shares of equal U.S. dollar value of the New Fund, which shall thereafter promptly be distributed to the shareholders of the Interval Fund in connection with its liquidation as described in this Agreement and set forth in Appendix A attached hereto.
In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
Article I.   DEFINITIONS
Acquisition Shares
The shares of the designated class of the New Fund to be issued and distributed to the corresponding Interval Fund class shareholders as part of the Reorganization of the Interval Fund as shown on Appendix A
Adviser
FS Energy Advisor, LLC
Agreement
This Agreement and Plan of Reorganization
Board(s)
The Board of Trustees of the Interval Fund and/or the Board of Trustees of the New Fund
Board Members
The trustees of the Interval Fund
Charter Documents
The Amended and Restated Declaration of Trust and By-Laws, and any amendments thereto, of FS Energy Total Return Fund and/or the Agreement and Declaration of Trust and By-Laws of FS Series Trust, and any amendments thereto.
Closing
The closing of the Reorganization described in Section 4
Closing Date
[           ], 2020
Code
United States Internal Revenue Code of 1986, as amended
Custodian for Interval Fund and New Fund
State Street Bank and Trust Company
Interval Fund
FS Energy Total Return Fund
Interval Fund Prospectus
The current prospectuses and statement of additional information for the Interval Fund
Interval Fund Shareholders
The record holders of Interval Fund shares as of the close of business on the Valuation Date

Investments
The Interval Fund’s investments shown on the schedule of its investments as of  [       ], referred to in subparagraph 5.1(f) hereof, as supplemented with such changes in the portfolio as the Interval Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date
Liquidation Date
Immediately following the Closing on the Closing Date
New Fund
FS Energy Total Return Fund, a series of FS Series Trust
New Fund Prospectus
The current prospectuses and statement of additional information for the New Fund
Obligations
All of the Interval Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date
Reorganization
The reorganization of the Interval Fund by the New Fund as described in Section 2
SEC
U.S. Securities and Exchange Commission
Trust
FS Series Trust
Valuation Date
The time and date when the value of the Interval Fund’s assets to be acquired by the New Fund hereunder shall be computed, which shall be as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing
1933 Act
The Securities Act of 1933, as amended
1934 Act
The Securities Exchange Act of 1934, as amended
1940 Act
The Investment Company Act of 1940, as amended
Article II.   TRANSFER OF ASSETS OF INTERVAL FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES.
Section 2.01   Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,
(a)
The Interval Fund will transfer and deliver to the New Fund, and the New Fund will acquire, all of the assets described in paragraph 2.2;

(b)
The New Fund will assume all of the Obligations of the Interval Fund; except that the expenses of the Reorganization contemplated hereby to be allocated to the Adviser pursuant to paragraph 10.2 shall not be assumed or paid by the New Fund; and

(c)
The New Fund will issue and deliver to the Interval Fund in exchange for such assets a number of Acquisition Shares equal in U.S. dollar value to the assets exchanged therefor. Such transactions shall take place at the Closing provided for in Section 4.

Section 2.02   The assets of the Interval Fund to be acquired by the New Fund shall consist of all cash, securities, commodities and future interests, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Interval Fund on the Closing Date and any deferred or prepaid expenses shown as an asset on the books of the Interval Fund on the Closing Date.

Section 2.03   On the Liquidation Date, the Interval Fund will liquidate and distribute pro rata to the Interval Fund Shareholders, determined as of the close of business on the Valuation Date, Acquisition Shares received by the Interval Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Interval Fund on the books of the New Fund to open accounts on the share records of the New Fund in the names of the Interval Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such Interval Fund Shareholders.
Section 2.04   With respect to Acquisition Shares distributable to an Interval Fund Shareholder holding a certificate or certificates for shares of the Interval Fund, if any, on the Valuation Date, the Trust will not distribute a certificate representing Acquisition Shares exchanged therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Trust has been notified by the Interval Fund or its agent that such Interval Fund Shareholder has surrendered all of its, his or her outstanding certificates for Interval Fund shares or, in the event of lost certificates, posted adequate bond.
Section 2.05   After the Closing Date, the Interval Fund shall not conduct any business except in connection with its liquidation.
Article III.   VALUATION.
Section 3.01   For the purposes of Section 2, the value of the Interval Fund’s assets to be acquired by the New Fund hereunder shall be the net asset value computed by the Interval Fund, subject to review by the New Fund, as of the close of regular trading on the Valuation Date using the New Fund’s valuation procedures set forth in the New Fund’s Charter Documents and the New Fund Prospectus and shall be certified by such Interval Fund. The Trust, on behalf of the New Fund, and the Interval Fund agree to use all reasonable commercial efforts to resolve prior to the Valuation Date any material differences between the valuation of the Interval Fund’s assets determined using the New Fund’s valuation procedures and those determined using the Interval Fund’s valuation procedures.
Section 3.02   For the purposes of Section 2, the net asset value of the Acquisition Shares shall be the net asset value per share computed by the New Fund as of the close of regular trading on the Valuation Date using the valuation procedures set forth in the New Fund’s Charter Documents and the New Fund Prospectus.
Article IV.   CLOSING AND CLOSING DATE.
Section 4.01   The Closing Date shall be [  ], 2020, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein. The Closing shall be held at the Adviser’s offices, 201 Rouse Boulevard, Philadelphia, PA 19112, or at such other or place as the parties may agree.
Section 4.02   The portfolio securities of the Interval Fund shall be made available by the Interval Fund to the New Fund Custodian for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all cash of the Interval Fund shall be delivered by the Interval Fund to the New Fund Custodian for the account of the New Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the New Fund Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the New Fund Custodian.
Section 4.03   In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Interval Fund or the New Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either the Interval Fund, or the Trust, with regard to the New Fund, upon the giving of written notice to the other party.
Section 4.04   At the Closing, the Interval Fund or its transfer agent shall deliver to the New Fund or its designated agent a list of the names and addresses of the Interval Fund Shareholders and the number of outstanding shares of beneficial interest of the Interval Fund owned by each Interval Fund Shareholder, all as of the close of business on the Valuation Date, certified by an officer of the Interval Fund. The Trust, on behalf of the New Fund, will provide to the Interval Fund evidence satisfactory to the Interval Fund that the Acquisition Shares to be issued pursuant to paragraph 2.1 have been credited to the Interval Fund’s account on the books of the New Fund. On the Liquidation Date, the Trust will provide to the Interval Fund evidence satisfactory to the Interval Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Interval Fund Shareholders.
Section 4.05   At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by this Agreement.
Article V.   REPRESENTATIONS AND WARRANTIES.
Section 5.01   The Interval Fund, represents and warrants the following to the Trust, on behalf of itself and the New Fund, as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:
(a)
The Interval Fund is a statutory trust duly organized and validly existing under the laws of the State of Delaware;

(b)
The Interval Fund is a duly registered investment company classified as a management company of the closed-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the registration of each class of shares of the Interval Fund under the 1933 Act is in full force and effect;

(c)
The Interval Fund is not in violation in any material respect of any provision of the Interval Fund’s Charter Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Interval Fund is a party or by which the Interval Fund, is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)
The Interval Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Interval Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Interval Fund;

(e)
No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Interval Fund, any of the properties or assets of the Interval Fund, or any person whom the Interval Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Interval Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)
The most recent statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Interval Fund, audited by Ernst & Young LLP, copies of which have been furnished to the New Fund, fairly reflect the financial condition and results of operations of the Interval Fund as of such date and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the

Interval Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since the end of its most recent fiscal year or fiscal six-month period, whichever is more recent;
(g)
Since the end of its most recent fiscal year or fiscal six-month period, whichever is more recent, there has not been any material adverse change in the Interval Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Interval Fund of indebtedness, except as disclosed in writing to the New Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)
The Interval Fund meets the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. The Interval Fund has not at any time since its inception been liable for, nor is it now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Interval Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Interval Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Interval Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(i)
All issued and outstanding shares of the Interval Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Interval Fund are outstanding and none will be outstanding on the Closing Date;

(j)
The Interval Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Interval Fund Prospectus as in effect from time to time;

(k)
The execution, delivery and performance of this Agreement has been duly authorized by the Board of the Interval Fund, and, upon approval thereof by shareholders of the Interval Fund, this Agreement will constitute the valid and binding obligation of the Interval Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(l)
The Acquisition Shares to be issued to the Interval Fund pursuant to Section 2 will not be acquired for the purpose of making any distribution thereof other than to the Interval Fund Shareholders as provided in paragraph 2.3;

(m)
The information provided by the Interval Fund for use in the Prospectus/Proxy Statement referred to in paragraph 6.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

(n)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Interval Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, 1940 Act and state securities or “Blue Sky” laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

(o)
At the Closing Date, the Interval Fund will have good and marketable title to its assets to be transferred to the New Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of the Interval Fund to be transferred to the New Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the New Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the New Fund;

(p)
At the Closing Date, the Interval Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Interval Fund pursuant to this Agreement, the New Fund will remain in compliance with such mandatory investment restrictions as are set forth in the New Fund Prospectus, as amended through the Closing Date;

(q)
No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either the New Fund or the Interval Fund;

(r)
To the Interval Fund’s knowledge, there have been no material miscalculations of the net asset value of the Interval Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a material adverse effect on the Interval Fund or the Interval Fund’s Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act;

(s)
The Interval Fund has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act; and

(t)
The Interval Fund has no unamortized or unpaid organizational fees or expenses.

Section 5.02   The Trust, for itself and on behalf of the New Fund, represents and warrants the following to the Interval Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:
(a)
The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

(b)
The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the New Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Trust’s Charter Documents and the 1940 Act;

(c)
At the Closing Date, the New Fund Prospectus will conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the New Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

(d)
The Trust is not in violation in any material respect of any provisions of its Charter Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the New Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(e)
No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the New Fund, any of the properties or assets of the New Fund, or any person whom any New Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;
(f)
The authorized capital of the Trust consists of unlimited shares of common stock, par value $0.001 per share, classified into such number of different series as the Board may authorize from time to time. All issued and outstanding shares of the New Fund, at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock of the New Fund are outstanding and none will be outstanding on the Closing Date;

(g)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust, and this Agreement constitutes the valid and binding obligation of the Trust and the New Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(h)
The Acquisition Shares to be issued and delivered to the Interval Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued, and will be fully paid and non-assessable by the Trust, and no shareholder of the Trust will have any preemptive right of subscription or purchase in respect thereof;

(i)
The information furnished by the New Fund for use in the Prospectus/Proxy Statement referred to in paragraph 6.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

(j)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the New Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or “Blue Sky” laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

(k)
The New Fund has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act; and

(l)
The New Fund (1) has had no significant operations other than in connection with its organization and the transactions contemplated by this Agreement, and (2) during its first fiscal year of operation and all applicable quarters of such year, intends to meet the requirements of Subchapter M of the Code for qualification as a registered investment company.

Article VI.   COVENANTS OF THE INTERVAL FUND AND THE NEW FUND.
The Interval Fund, and the Trust, on behalf of itself and where appropriate, on behalf of the New Fund, each hereby covenants and agrees with the other as follows:
Section 6.01   Each of the New Fund and the Interval Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions. Notwithstanding the foregoing, each of the New Fund and the Interval Fund shall take all actions necessary to obtain the opinion described in paragraph 9.6.
Section 6.02   The Interval Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.
Section 6.03   In connection with the Interval Fund’s shareholders’ meeting referred to in paragraph 6.2, the Trust will prepare and file a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the “Registration Statement”) which the Trust will prepare and file for registration under the 1933 Act of the Acquisition Shares to be distributed to the Interval Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.
Section 6.04   The information to be furnished by the Interval Fund for use in the Registration Statement and the information to be furnished by the New Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 6.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.
Section 6.05   The New Fund will advise the Interval Fund promptly if at any time prior to the Closing Date the assets of such Interval Fund include any securities which the New Fund is not permitted to acquire.
Section 6.06   Subject to the provisions of this Agreement, each of the Interval Fund and the New Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.
Section 6.07   The Trust shall file a post-effective amendment to its Registration Statement on Form N-1A with the SEC as promptly as practicable registering the New Fund and its shares under the 1933 Act and 1940 Act, and any supplements and amendments as may be required (the “Trust Post-Effective Amendment”).
Section 6.08   The New Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or “Blue Sky” laws as it may deem appropriate in order to commence operations on the Closing Date.
Section 6.09   With respect to any agreement between the Interval Fund and each of its service providers (“Interval Fund Service Provider Agreements”), the Trust and the Adviser agree that any fees, costs or other amounts that become due or payable under any such Interval Fund Service Provider Agreement in accordance with its terms (or as otherwise may be mutually agreed upon by the Interval Fund, the Trust and the Adviser) as a result of its termination: (i) shall not constitute a “material liability” or “material payment” for purposes of paragraph 5.1(d) of this Agreement; and (ii) shall not constitute the “acceleration of any obligation” or the “imposition of any penalty” for purposes of paragraph 8.2(d) of this Agreement.
Section 6.10   The Trust, on behalf of the New Fund, agrees that, for the period beginning at the Closing Date and ending six years thereafter, all rights to indemnification and all limitations of liability existing in favor of the Interval Fund’s current and former Trustees and officers, acting in their capacities as such, under the Charter Documents of the Interval Fund as in effect as of the date of this Agreement shall survive the Reorganization as obligations of New Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the New Fund, its successors or assigns.
Article VII.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE INTERVAL FUND.
The obligations of the Interval Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust and the New Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:
Section 7.01   The Trust, on behalf of the New Fund, shall have delivered to the Interval Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Interval Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the New Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the New Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.
Section 7.02   The Interval Fund shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and, in a form satisfactory to the Interval Fund, to the following effect:
(a)
The Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the New Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Trust’s Charter Documents;

(b)
This Agreement has been duly authorized, executed and delivered on behalf of the New Fund and, assuming the due authorization, execution and delivery of this Agreement by the Interval Fund, is the valid and binding obligation of the New Fund enforceable against the New Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)
The New Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the New Fund will have duly assumed such liabilities;

(d)
The Acquisition Shares to be issued for transfer to Interval Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares of common stock of the New Fund, and no shareholder of the New Fund has any preemptive right of subscription or purchase in respect thereof;

(e)
The execution and delivery of this Agreement did not, and the performance by the Trust and the New Fund of their respective obligations hereunder will not, violate the Trust’s Charter Documents, or any provision of any agreement known to such counsel to which the Trust or the New Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the New Fund is a party or by which either of them is bound;

(f)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the New Fund of the transactions contemplated by this Agreement except such as may be required under state securities or “Blue Sky” laws or such as have been obtained;

(g)
Such counsel does not know of any legal or governmental proceedings relating to the Trust or the New Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 6.3 or the Closing Date required to be described in the Prospectus/Proxy Statement which are not described as required;

(h)
The Trust is registered with the SEC as an investment company under the 1940 Act; and

(i)
No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the New Fund or any of their properties or assets or any person whom the New Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Article VIII.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE NEW FUND.
The obligations of the Trust, on behalf of the New Fund, to complete the transactions provided for herein shall be subject, at its election, to the performance by the Interval Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:
Section 8.01   The Interval Fund, shall have delivered to the Trust, on behalf of the New Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Interval Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Interval Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;
Section 8.02   The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Interval Fund, dated the Closing Date and in a form satisfactory to the Trust, to the following effect:
(a)
The Interval Fund is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted;

(b)
This Agreement has been duly authorized, executed and delivered on behalf of the Interval Fund and, assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the New Fund, is the valid and binding obligation of the Interval Fund enforceable against the Interval Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)
The Interval Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Interval Fund will have duly transferred such assets to the New Fund;

(d)
The execution and delivery of this Agreement did not, and the performance by the Interval Fund of its obligations hereunder will not, violate the Interval Fund’s Charter Documents, or any provision of any agreement to which the Interval Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Interval Fund is a party or by which it is bound;

(e)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Interval Fund of the transactions contemplated by this Agreement, except such as have been obtained;

(f)
Such counsel does not know of any legal or governmental proceedings relating to the Interval Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 6.3 or the Closing Date required to be described in the Prospectus/Proxy Statement which are not described as required;

(g)
The Interval Fund is registered with the SEC as an investment company under the 1940 Act; and

(h)
No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Interval Fund or any of their properties or assets or any person whom any New Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Interval Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Section 8.03   The Interval Fund shall have furnished to the New Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Interval Fund, as to the adjusted tax basis in the hands of the Interval Fund of the securities delivered to the New Fund pursuant to this Agreement.
Section 8.04   The Interval Fund Custodian shall have delivered to the New Fund a certificate identifying all of the assets of the Interval Fund held by the Interval Fund Custodian as of the Valuation Date.
Article IX.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE NEW FUND AND INTERVAL FUND.
The respective obligations of the Interval Fund and the New Fund hereunder are each subject to the further conditions that on or before the Closing Date:
Section 9.01   This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of the Interval Fund referred to in paragraph 6.2.
Section 9.02   On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.
Section 9.03   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state “Blue Sky” and securities authorities) deemed necessary by the Interval Fund or the New Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the New Fund or the Interval Fund.
Section 9.04   The Registration Statement shall become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
Section 9.05   The Trust Post-Effective Amendment referred to in paragraph 6.7 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
Section 9.06   The Interval Fund, and the Trust, for itself and on behalf of the New Fund, shall have received a favorable opinion of Drinker Biddle & Reath LLP satisfactory to each of the Interval Fund and the Trust, substantially to the effect that, for federal income tax purposes:
(a)
The acquisition by the New Fund of the assets of the Interval Fund in exchange for the New Fund’s assumption of the liabilities and obligations of the Interval Fund and issuance of the Acquisition Shares, followed by the distribution by the Interval Fund of such Acquisition Shares to the Interval Fund Shareholders in exchange for their shares of the Interval Fund, all as provided in Section 2 hereof, will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Interval Fund and the New Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)
No gain or loss will be recognized by the Interval Fund (i) upon the transfer of its assets to the New Fund in exchange for the Acquisition Shares and the assumption by the New Fund of the liabilities of the Interval Fund or (ii) upon the distribution of the Acquisition Shares by the Interval Fund to the Interval Fund Shareholders in liquidation, as contemplated in Section 2 hereof;

(c)
No gain or loss will be recognized by the New Fund upon receipt of the assets of the Interval Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in Section 2 hereof;

(d)
The tax basis of the assets of the Interval Fund acquired by the New Fund will be the same as the tax basis of such assets in the hands of the Interval Fund immediately prior to the transfer;

(e)
The holding periods of the assets of the Interval Fund in the hands of the New Fund will include the periods during which such assets were held by the Interval Fund;

(f)
No gain or loss will be recognized by Interval Fund Shareholders upon the exchange of all of their Interval Fund shares for the Acquisition Shares;

(g)
The aggregate tax basis of the Acquisition Shares to be received by each Interval Fund Shareholder will be the same as the aggregate tax basis of the Interval Fund shares exchanged therefor;

(h)
An Interval Fund Shareholder’s holding period for the Acquisition Shares to be received will include the period during which the Interval Fund shares exchanged therefor were held, provided that the Interval Fund Shareholder held the Interval Fund shares as a capital asset on the date of the exchange;

(i)
The New Fund will succeed to and take into account the items of the Interval Fund described in Section 381(c) of the Code; and

(j)
The taxable year of the Interval Fund shall not end on the Closing Date but shall instead continue as the taxable year of the New Fund.

The opinion will be based on certain factual certifications made by officers of the Trust and the Interval Fund and will also be based on customary assumptions.
Section 9.07   At any time prior to the Closing, any of the conditions in this Section 9 may be waived jointly by the Board of the Interval Fund, and the Board of the Trust, on behalf of the New Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Interval Fund or the New Fund.
Section 9.08   Prior to the Closing Date, (a) the Board of the Trust, on behalf of the New Fund, shall have authorized the issuance of and the New Fund shall have issued one share to the Adviser in consideration of the payment of  $10.00, (b) the Adviser shall have, among other things, approved as the sole initial shareholder the investment advisory agreement between the Trust, on behalf of the New Fund, and the Adviser and (c) immediately prior to or contemporaneously with the consummation of the transactions described in this Agreement, the share of the New Fund acquired by the Adviser has been or is redeemed for $10.00.
Article X.   FEES AND EXPENSES.
Section 10.01   The Interval Fund, and the Trust, on behalf of the New Fund, represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
Section 10.02   All fees paid to governmental authorities for the registration or qualification of the Acquisition Shares shall be allocated to the New Fund. All of the other expenses of the Reorganization, whether or not consummated, shall be allocated as follows:
(a)
As to the expenses incurred by the Trust or the New Fund, including without limitation, all accounting, legal and custodial expenses, fifty percent (50%) of such fees shall be borne by the Adviser and fifty percent (50%) of such fees shall be borne by the Interval Fund; and

(b)
As to the expenses incurred by the Interval Fund, including without limitation, all fees and expenses related to printing, mailing, solicitation of proxies and tabulation of votes of the Interval Fund shareholders, and all accounting, additional administration expenses (if applicable), transfer agency fees or expenses of the Interval Fund related to the conversion and transfer of shareholder records to the new transfer agent of the New Fund, legal or custodial expenses, fifty percent (50%) of such fees shall be borne by the Adviser and fifty percent (50%) of such fees shall be borne by the Interval Fund.

Article XI.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.
Section 11.01   The Interval Fund, and the Trust, on behalf of the New Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
Section 11.02   The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 2.1, 2.2, 2.3, 2.5 and 6.4 and Sections 10, 11 and 14.
Article XII.   TERMINATION.
Section 12.01   This Agreement may be terminated by the mutual agreement of the Board of the Interval Fund, and the Board of the Trust, on behalf of the New Fund. In addition, any party to the Agreement may at its option terminate this Agreement at or prior to the Closing Date because:
(a)
Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)
A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)
The consummation of the transactions contemplated herein are not in the best interest of the Trust or the New Fund or the Interval Fund, as determined by the Board of the Trust or the Board of the Interval Fund, respectively, and notice is given to the other party hereto;

(d)
Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this subparagraph (c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(e)
If the transactions contemplated by this Agreement have not been substantially completed by [           ], 2020, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Interval Fund and the Trust, on behalf of the New Fund.

Section 12.02   If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.
Article XIII.   AMENDMENTS.
This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Interval Fund, and by the authorized officers of the Trust, on behalf of the New Fund; provided, however, that following the shareholders’ meeting called by the Interval Fund pursuant to paragraph 6.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to the Interval Fund Shareholders under this Agreement to the detriment of such Interval Fund Shareholders without their further approval. At any time prior to the Closing, any of the conditions precedent to the obligations of a party under this Agreement other than those set forth in Section 9 may be waived, in whole or in part, by the other party in a writing signed and delivered by the authorized officers of the waiving party.

Article XIV.   NOTICES.
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by overnight courier, electronic delivery, facsimile or certified mail, addressed to:
To the Interval Fund:
FS Energy Total Return Fund
201 Rouse Boulevard
Philadelphia, PA 19112
Attention: Stephen S. Sypherd
With a copy (which shall not constitute notice) to:
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
Attention: Joshua B. Deringer, Esq.
To the Trust:
FS Series Trust
201 Rouse Boulevard
Philadelphia, PA 19112
Attention: Stephen S. Sypherd
With a copy (which shall not constitute notice) to:
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
Attention: Joshua B. Deringer, Esq.
To the Adviser:
FS Energy Advisor, LLC
201 Rouse Boulevard
Philadelphia, PA 19112
Attention: Stephen S. Sypherd
Article XV.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.
Section 15.01   The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
Section 15.02   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
Section 15.03   This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.
Section 15.04   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their duly authorized officers designated below as of the date first written above.
FS ENERGY TOTAL RETURN FUND	FS SERIES TRUST for itself and on behalf of FS Energy Total Return Fund
By: Name: Title:	By: Name: Title:
FS ENERGY ADVISOR, LLC
solely for purposes of paragraphs 6.9, 9.8 and 10.2
hereof
By: :

Name:
Title:

Appendix A
SHAREHOLDERS IN THE INTERVAL FUND SHARE CLASS		WOULD RECEIVE THESE ACQUISITION SHARES OF THE NEW FUND IN THE REORGANIZATION
FS Energy Total Return Fund	➜	FS Energy Total Return Fund
Class A Shares		Class A Shares
Class I Shares		Class I Shares
Class T Shares		Class A Shares

APPENDIX B
DESCRIPTION OF PRINCIPAL RISKS OF THE NEW FUND
Natural Resource/Infrastructure Company Risk
Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.
Commodities Risk
To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Although investments in commodities have historically moved in different directions than traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.
Master Limited Partnerships Risk
MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Investments in securities (units) of MLPs involve risks that differ from an investment in common stock. Holders of these units have more limited rights to vote on matters affecting the partnership. These units may be subject to cash flow and dilution risks. There are also certain tax risks associated with such an investment. In particular, the Fund’s investment in MLPs can be limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) for U.S. federal income tax purposes, and can limit the Fund’s ability to so qualify. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments. In addition, there are risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

Regulatory Risk
Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The profitability of Natural Resource/Infrastructure Companies may also be adversely affected by changes in the regulatory environment.
Royalty Trusts
The U.S. royalty trusts in which the Fund may invest are likely to be heavily invested in crude oil and natural gas. Potential growth may be sacrificed because revenue is passed on to a royalty trust’s unitholders (such as the Fund), rather than reinvested in the business. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions. Canadian royalty trusts are generally subject to similar risks as U.S. royalty trusts, as described above. However, unlike U.S. royalty trusts, Canadian royalty trusts and Canadian Natural Resource/Infrastructure Companies may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and manage the resources themselves. As a result, Canadian royalty trusts and Canadian Natural Resource/Infrastructure Companies are exposed to commodity risk and production and reserve risk, as well as operating risk.
Conflicts of Interest Risk
The Adviser and the Sub-Adviser will have conflicts of interest that could interfere with their management of the Fund. For example, the Adviser and the Sub-Adviser (or their affiliates) manage other investment funds and have other clients that are similar to, or overlap with, the investment objective and strategies of the Fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the Fund and the Adviser’s or the Sub-Adviser’s other clients. As part of its investment activities on behalf of other funds and accounts that it manages, the Sub-Adviser will review, diligence and enter into privately negotiated investments in the securities of both public and private companies. In connection, the Sub-Adviser will come into possession of non-public information about companies that would be considered material to the price of their securities; the Sub-Adviser would therefore need to restrict trading in those securities. That will in turn limit the Sub-Adviser’s ability to trade those securities for the Fund, which could detrimentally affect the Fund to the extent that the Sub-Adviser would consider investing in those securities for the Fund, or particularly if those securities are already in the Fund’s portfolio. The Fund will not be able to participate in these privately negotiated investments with other affiliated funds and accounts of the Sub-Adviser without exemptive relief from the SEC, which the Fund does not currently intend to obtain. These conflicts of interest are exacerbated to the extent that the Adviser’s or the Sub-Adviser’s other clients pay them higher fees or performance-based fees. In addition, the activities in which the Adviser or Sub-Adviser and their affiliates are involved will limit or preclude the flexibility that the Fund may otherwise have to participate in certain investments.
Convertible Securities Risk
If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock.

Counterparty Risk
The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.
Credit/Default Risk
An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and principal when due or default on any other obligation, which may impair the liquidity and value of the Fund’s investment.
Currency Risk
The Fund’s returns may be adversely impacted by changes in currency exchange rates.
Custody Risk
The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.
Cyber Security and Operational Risk
The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders.
Derivatives Risk
The Fund may invest in financial instruments, including swap agreements, futures contracts, forwards and other derivative instruments, that may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the financial instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of financial instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial instruments used for hedging purposes may not hedge risks as expected, and financial instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial instruments may be highly illiquid, and the Fund may not be able to close out or sell a financial instrument position at a particular time or at an anticipated price. Financial instruments also may be subject to interest rate risk, currency risk and counterparty risk.
Equity Risk
The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries, securities markets or economies.
Event-Driven Trading Risk
The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.

Exchange-Traded Product Risk
The Fund may invest in long (or short) positions in ETFs, exchange-traded vehicles (“ETVs”) and ETNs (collectively with ETFs and ETVs, “ETPs”). Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase), and will bear its proportionate share of the ETP’s fees and expenses. In addition, certain of the ETPs may hold common portfolio positions, thereby reducing any diversification benefits.
Focused Investment Risk
To the extent that the Fund focuses its investments in a particular industry, the NAV of the common shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.
Foreign Investments and Emerging Markets Risk
The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.
High Portfolio Turnover Risk
Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.
Inflation and Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions on the Fund’s shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to investors. Deflation risk is the risk that prices throughout the economy decline over time, or the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Interest Rate Risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates (which are at historic lows) rise, the values of loans and other fixed-income instruments tend to fall, and if interest rates fall, the values of loans and other fixed-income instruments tend to rise. Changes in the value of a fixed-income instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of the Fund’s shares. In general, the longer the maturity or duration of a fixed-income instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of debt instruments. Because rates on certain floating rate loans and other debt instruments reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Any interest rate increases could cause the value of the Fund’s investments in fixed-income instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Investment in Other Investment Companies Risk
As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.
Issuer Risk
An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk
Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, financial or other similar instruments or techniques. The use of leverage may make any change in the Fund’s NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested. Leverage can also create interest or other transactional expenses that may lower the Fund’s overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements.
Liquidity Risk
Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.
Loans and Other Direct Indebtedness Risk
Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be illiquid, or lose all or substantially all of its value subsequent to investment. Investments in loans may take the form of either loan participations or assignments of all or a portion of a loan from a third party. With respect to loan participations, the Fund generally would have no right to enforce compliance by the borrower with the terms of the loan agreement. Loan interests may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value.

Market Risk
Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.
New Fund Risk
The Fund was recently converted from a closed-end interval fund and has a limited operating history operating as an open-end fund. Investors bear the risk that the Fund may not grow to or maintain an economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.
Non-Diversification Risk
The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Non-Investment Grade Fixed Income Securities Risk
Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations, increased risk of price volatility, increased risk of illiquidity and other risks.
Preferred Stock Risk
Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prepayment Risk
The Fund faces prepayment risk with respect to certain fixed-income investments. When interest rates fall, certain fixed income obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields, potentially reducing overall Fund returns.
Rule 144A and Other Exempted Securities Risk
The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund may invest in or obtain exposure to private placements determined to be liquid as well as those determined to be illiquid. Even if determined to be liquid, the Fund’s direct or indirect holdings of private placements may become illiquid if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to directly or indirectly bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Sales Risk
A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.
Smaller Capitalization Company Risk
The Fund may invest in smaller and midsize companies. Smaller capitalization companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a smaller capitalization company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.
Volatility Risk
The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

EVERY SHAREHOLDER’S VOTE IS IMPORTANTPLEASE VOTE THIS PROXY CARD TODAYYour prompt response will save your fund the expense of additional mailingsRETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE(Please detach at perforation before mailing)PROXY CARDPROXY CARDFS ENERGY TOTAL RETURN FUNDSPECIAL MEETING OF SHAREHOLDERS – MARCH 19, 2020The undersigned hereby appoints [ ] and [ ] (the “Proxies”), and each of them, attorneys and Proxies of theundersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at theSpecial Meeting of Shareholders of the FS Energy Total Return Fund (the “Interval Fund”) to be held at [ ](Eastern time) on March 19, 2020 at the offices of the Interval Fund, 201 Rouse Boulevard, Philadelphia, PA19112, and at any adjournment or adjournments thereof  (the “Meeting”). The Proxies will cast votes according tothe number of shares of the Interval Fund which the undersigned may be entitled to vote with respect to the proposalset forth on the reverse side, in accordance with the specification indicated, if any, and with all the powers which theundersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at suchmeeting, and hereby ratifies and confirms all that said attorneys and Proxies, or either of them, may lawfully do byvirtue thereof.THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS ANDTHE COMBINED PROXY STATEMENT/PROSPECTUS, DATED [ ]VOTE VIA THE INTERNET: [INTERNET ADDRESS]VIA THE TELEPHONE: [800-NUMBER]CONTROL NUMBER:Note: Please sign exactly as shareholder name appears hereon. Whenshares are held by joint tenants, both should sign. When signing as attorneyor executor, administrator, trustee or guardian, please give full title as such.If a corporation, please sign in full corporate name by president or otherauthorized officer. If a partnership, please sign in partnership name byauthorized person.SignatureSignature of joint owner, if anyDateEVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND PROMPTLY RETURN YOUR PROXY CARDIN THE ENCLOSED ENVELOPE TODAY(Please detach at perforation before mailing)This proxy is solicited by the Board of Trustees of FS Energy Total Return Fund, which unanimously recommends that you vote in favor ofthe proposal.Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy card will be voted in themanner specified hereon and, in the absence of specification, will be treated as granting authority to vote “FOR” the proposal. In theirdiscretion, the Proxies are authorized to vote upon such other business as may properly come before the Meeting.THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWINGPROPOSAL.TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: FOR AGAINST ABSTAIN1. To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”)by and among FS Energy Total Return Fund (the “Interval Fund”), FS Series Trust (the“Trust”) and FS Energy Advisor, LLC, which provides for and contemplates: (1) thetransfer of all of the assets and liabilities of the Interval Fund to a corresponding series ofthe Trust (the “New Fund”) in exchange for shares of the designated classes of the NewFund; (2) the distribution of the shares of designated classes of the New Fund to theshareholders of the Interval Fund; and (3) the subsequent liquidation and termination ofthe Interval Fund.

Statement of Additional Information, Subject to Completion, Dated December 20, 2019

STATEMENT OF ADDITIONAL INFORMATION
[           ], 2020
Acquisition of the Assets and Assumption of the Liabilities of
FS Energy Total Return Fund
201 Rouse Boulevard
Philadelphia, PA 19112
By, and in Exchange for Shares of,
FS Energy Total Return Fund, a series of FS Series Trust
201 Rouse Boulevard
Philadelphia, PA 19112

1

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [      ] (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of FS Energy Total Return Fund (the “Interval Fund”), which is scheduled to be held on March 19, 2020. A copy of the Proxy/Prospectus may be obtained upon request and without charge by calling the Interval Fund toll free at 1-877-628-8575. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus. The Reorganization (as defined below) is expected to occur in accordance with the terms of the agreement and plan of reorganization (the “Reorganization Agreement”) by and among the Interval Fund, FS Series Trust (the “Trust”) on behalf of its series, the FS Energy Total Return Fund, and FS Energy Advisor, LLC (the “Adviser”).
General Information:
This SAI and the Proxy/Prospectus are related to the proposed acquisition of all of the assets of the Interval Fund by a series of the Trust, also known as the FS Energy Total Return Fund (the “New Fund”) and the assumption by the New Fund of all of the liabilities of the Interval Fund. Such assets and liabilities of the Interval Fund are proposed to be exchanged for Class A Shares or Class I Shares, as the case may be, of the New Fund having an aggregate value equal to the net asset value of the Interval Fund’s Class A, Class I or Class T Shares as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the closing date. At the effective time of the reorganization, the New Fund will distribute shares to each holder of the Interval Fund’s shares in an amount equal in value to the shareholder’s Interval Fund shares as of the closing date and the Interval Fund will completely liquidate and terminate (collectively, the “Reorganization”).
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents:
(1)
Statement of Additional Information dated February 28, 2019 with respect to the Interval Fund (previously filed on EDGAR, Accession No. 0001144204-19-011178).

(2)
The audited financial statements and related report of the independent registered public accounting firm included in the Interval Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2019 with respect to the Interval Fund (previously filed on EDGAR, Accession No. [     ]). No other parts of the Annual Report are incorporated herein by reference.

(3)
Statement of Additional Information dated [    ] with respect to the New Fund (previously filed on EDGAR, Accession No. [   ]).

Pro FormaFinancial Statements
Pro forma financial information has not been prepared for the reorganization of the Interval Fund into the New Fund because the Interval Fund is being reorganized into a newly organized series with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Interval Fund. The New Fund will adopt the financial statements and financial history of the Interval Fund upon the consummation of the Reorganization.
2

FS SERIES TRUST
FORM N-14
PART C: OTHER INFORMATION
Item 15.
INDEMNIFICATION

Reference is made to Section 7.5 of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (1)(b) of this filing.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
[The Registrant has entered into the Investment Advisory Agreement with FS Energy Advisor, LLC (“FS”) on behalf of the Fund. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, FS is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.
FS has also entered into the Sub-Advisory Agreement with Magnetar Asset Management LLC (“Magnetar”). The Sub-Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, Magnetar is not liable for any error of judgment or mistake of law or for any loss the Fund suffers arising out of Magnetar’s activities. In addition, the Sub-Advisory Agreement provides that Magnetar will indemnify the Fund, FS and any of their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys’ fees, which the Fund, FS or any of their respective affiliates and controlling persons may sustain as a result of Magnetar’s willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder.]
Item 16.
EXHIBITS

(1)	(a)	Certificate of Trust of the Registrant is incorporated herein by reference to Registrant’s initial Registration Statement on Form N-1A, File No. 333-214851, filed November 30, 2016.
	(b)	Agreement and Declaration of Trust of Registrant is incorporated herein by reference to Registrant’s initial Registration Statement on Form N-1A, File No. 333-214851, filed November 30, 2016.
	(c)	Amended and Restated Schedule A to the Agreement and Declaration of Trust is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A, File No. 333-214851, filed November 13, 2019.
(2)		Bylaws of the Registrant are incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, File No. 333-214851, filed February 21, 2017.
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference.
(5)	(a)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Registrant’s Agreement and Declaration of Trust are incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 26, 2018.

	(b)	Article II (Meetings of Shareholders) and Article VIII (General Matters) of the Bylaws of the Registrant are incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 26, 2018.
(6)		Investment Advisory Contracts.
	(a)	Investment Management Agreement on behalf of the FS Multi-Strategy Alternatives Fund, dated as of April 25, 2017, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 21, 2017.
	(b)	Investment Management Agreement on behalf of the FS Managed Futures Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(c)	Investment Management Agreement on behalf of the FS Global Macro Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(d)	Investment Management Agreement on behalf of the FS Real Asset Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(e)	Investment Management Agreement on behalf of the FS Long/Short Equity Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(f)	Investment Management Agreement on behalf of the FS Market Neutral Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(g)	Investment Management Agreement on behalf of the FS Event Driven Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(h)	Investment Advisory Agreement on behalf of the FS Energy Total Return Fund by and between the Registrant and FS Energy Advisor, LLC — to be filed by amendment.
	(i)	Investment Management Agreement, dated as of April 25, 2017, by and between FS Alternatives Fund (Cayman) and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 21, 2017.
	(j)	Investment Management Agreement, dated as of November 29, 2018, by and between FS Managed Futures Fund (Cayman) and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(k)	Investment Management Agreement, dated as of November 29, 2018, by and between FS Global Macro Fund (Cayman) and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(l)	Investment Management Agreement, dated as of November 29, 2018, by and between FS Real Asset Fund (Cayman) and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
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	(m)	Investment Sub-Advisory Agreement, dated as of April 26, 2017, by and between FS Fund Advisor, LLC, the Registrant and Wilshire Associates Incorporated is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 21, 2017.
	(n)	Investment Sub-Advisory Agreement, dated as of April 27, 2017, by and between FS Fund Advisor, LLC, the Registrant and MidOcean Credit Fund Management, L.P. is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 21, 2017.
	(o)	Investment Sub-Advisory Agreement, dated as of November 29, 2018, by and between FS Fund Advisor, LLC, the Registrant and Chilton Investment Company, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(p)	Investment Sub-Advisory Agreement by and between FS Energy Advisor, LLC and Magnetar Asset Management LLC — to be filed by amendment.
(7)		Underwriting Contracts.
	(a)	Distribution Agreement, dated as of April 16, 2018, by and between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A, File No. 333-214851, filed April 27, 2018.
	(b)	Amendment No. 1 to Distribution Agreement, effective as of December 6, 2018, by and between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(c)	Amendment No. 2 to the Distribution Agreement by and between the Registrant and ALPS Distributors, Inc. — to be filed by amendment.
	(d)	Form of Dealer Agreement is incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A, File No. 333-214851, filed April 26, 2017.
	(e)	Form of Dealer Agreement is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 14, 2018.
	(f)	Amended and Restated Fee Schedule to the Dealer Agreement — to be filed by amendment.
(8)		Not applicable.
(9)		Custodian Agreements.
	(a)	Custody Agreement, effective as of April 28, 2017, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 21, 2017.
	(b)	Amendment to Custody Agreement, effective as of November 28, 2018, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(c)	Amendment No. 2 to Custody Agreement between the Registrant and State Street Bank and Trust Company — to be filed by amendment.
(10)		Rule 12b-1 and 18f-3 Plans.
	(a)	Distribution and Services Plan for FS Multi-Strategy Alternatives Fund is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 21, 2017.
	(b)	Amended and Restated Distribution and Services Plan for the Registrant is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
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	(c)	Amended and Restated Appendix A to the Amended and Restated Distribution and Services Plan for the Registrant — to be filed by amendment.
	(d)	Amended and Restated Rule 18f-3 Plan of the Registrant — is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement, File No. 333-214851, filed December 7, 2018.
	(e)	Amended and Restated Schedule A to the Amended and Restated 18f-3 Plan of the Registrant — to be filed by amendment.
(11)		Legal Opinion.
	(a)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable — to be filed by amendment.
(12)		Other Opinions
	(a)	Form of opinion of counsel with respect to certain tax consequences is filed herewith. Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.
(13)		Other Material Contracts.
	(a)	Administration Agreement on behalf of the FS Multi-Strategy Alternatives Fund, dated as of April 26, 2017, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 21, 2017.
	(b)	Administration Agreement on behalf of the FS Managed Futures Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(c)	Administration Agreement on behalf of the FS Global Macro Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(d)	Administration Agreement on behalf of the FS Real Asset Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(e)	Administration Agreement on behalf of the FS Long/Short Equity Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(f)	Administration Agreement on behalf of the FS Market Neutral Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(g)	Administration Agreement on behalf of the FS Event Driven Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(h)	Administration Agreement on behalf of the FS Energy Total Return Fund by and between the Registrant and FS Energy Advisor, LLC — to be filed by amendment.
	(i)	Expense Limitation Agreement on behalf of the FS Multi-Strategy Alternatives Fund, dated as of April 26, 2017, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, File No. 333-214851, filed September 21, 2017.
	(j)	Expense Limitation Agreement on behalf of the FS Managed Futures Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated
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herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(k)	Expense Limitation Agreement on behalf of the FS Global Macro Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(l)	Expense Limitation Agreement on behalf of the FS Real Asset Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(m)	Expense Limitation Agreement on behalf of the FS Long/Short Equity Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(n)	Expense Limitation Agreement on behalf of the FS Market Neutral Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(o)	Expense Limitation Agreement on behalf of the FS Event Driven Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, File No. 333-214851, filed December 7, 2018.
	(p)	Expense Limitation Agreement on behalf of the FS Energy Total Return Fund by and between the Registrant and FS Energy Advisor, LLC — to be filed by amendment.
(14)		Not applicable.
(15)		Not applicable.
(16)		Powers of Attorney are filed herewith.
(17)	(a)	Form of Proxy Card is incorporated herein by reference to the Proxy Statement/Prospectus.
	(b)	Prospectus of the FS Energy Total Return Fund to be filed by amendment.
	(c)	Statement of Additional Information of the FS Energy Total Return Fund to be filed by amendment.
	(d)	Annual Report to Shareholders dated October 31, 2019 of the FS Energy Total Return Fund is incorporated herein by reference to FS Energy Total Return Fund (File No. 811-23205) Annual Report on Form N-CSR filed on [ ] (SEC Accession No. ).
Item 17.
UNDERTAKINGS

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES
As required by the Securities Act of 1933, as amended (the “1933 Act”), this registration statement has been signed on behalf of the Registrant, in the City of Philadelphia, and Commonwealth of Pennsylvania, on the 20th day of December, 2019.
FS SERIES TRUST
By:
/s/ Michael C. Forman

Michael C. Forman
President
As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:
SIGNATURE	TITLE	DATE
/s/ Michael C. Forman Michael C. Forman	President	December 20, 2019
/s/ William Goebel William Goebel	Chief Financial Officer (Principal financial and accounting officer)	December 20, 2019
* David J. Adelman	Trustee	December 20, 2019
* James W. Brown	Trustee	December 20, 2019
* Philip E. Hughes, Jr.	Trustee	December 20, 2019
* Scott J. Tarte	Trustee	December 20, 2019
*By: /s/ Michael C. Forman Michael C. Forman Attorney-in-Fact		December 20, 2019
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EXHIBIT INDEX
12(a)	Form of opinion of counsel with respect to certain tax consequences
16	Powers of Attorney
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